As filed with the Securities and Exchange Commission on October 29, 2007

File Nos. 333-68270 and 811-10475

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM  N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[ X ]
Pre-Effective Amendment No. ___		[ ]
Post-Effective Amendment No. 21		[ X ]
AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[ X ]
Amendment No. 22
[ X ]

COUNTRY MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1705 N. Towanda Avenue, Bloomington, Illinois                                                                                     61702
(Address of Principal Executive Offices)                                                                (Zip Code)

Registrant's Telephone Number, including Area Code:  (309) 557-2629

Virginia Eves, Esq.
Office of the General Counsel
1701 Towanda Ave.
Bloomington, Illinois 61702
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ X ]	immediately upon filing pursuant to paragraph (b).
[ ]	on (date)pursuant to paragraph (b).
[ ]	60 days after filing pursuant to paragraph (a)(1).
[ ]	on (date) pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2).
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

October 29, 2007

COUNTRY GROWTH FUND
COUNTRY BOND FUND
Each a series of COUNTRY Mutual Funds Trust

The securities described in this Prospectus have not been approved or disapproved by the Securities and Exchange Commission.  The Securities and Exchange Commission has also not passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Fund Information
Concise Fund-by-Fund descriptions are provided on the following pages.  Each description provides the specific goals, strategies, risks, suitability and performance.  Before investing, make sure that the Fund’s goal matches your own.  The Funds cannot be certain that they will achieve their goals.  This prospectus offers two classes of shares for each Fund – Class A and Class Y.  You should review “Description of Classes” to determine which class is more suitable for your needs.  Please keep this Prospectus with your investment records.

Table of Contents

Fund Summaries
Growth Fund	3
Bond Fund	6
Policies & Services
Shareholder Fees	9
Annual Fund Operating Expenses	9
Management of the Funds	11
Portfolio Managers	12
Your Investment - Buying Shares	13
Your Investment - Selling Shares	19
Your Investment - Transaction Policies	21
Description of Classes	22
Distributions and Taxes	27
Other Securities and Risks	27
Additional Information
Financial Highlights	30
For More Information	Back Cover

Growth Fund

Investment Goals
Growth of capital.  Dividend income, if any, will be incidental to this goal.

Principal Strategy
Under normal conditions, the Fund invests at least 80% of its assets in common stocks of well-established, large-capitalization companies (which generally have $5 billion of market value or more) that are determined to have above average long-term growth potential.  In selecting stocks, the portfolio managers identify factors, both on company-specific and macroeconomic levels, which can provide opportunities for certain firms or industries to achieve above average growth in earnings.  Other considerations in stock selection include opportunities for growth in sales, revenues, and cash flow, manageability of debt levels and capital structure, corporate profitability, and competitive position relative to other companies.  Additionally, the stock must fit into the existing portfolio scheme and contribute to the overall diversification of the portfolio.  This is a growth-oriented strategy.  Current income is not a significant factor in stock selection.

The Fund may invest up to 20% of its assets in fixed-income securities of any maturity when the portfolio managers believe the risk/reward characteristics of such issues warrant such action.  The fixed-income securities will be rated at the time of purchase within the four highest grades assigned by independent ratings agencies or in non-rated equivalents.

Important Risks
There are risks involved with any investment, but the risks associated with an investment in the Fund include:

•	stock market risk, or the risk that the price of securities held by the Fund will fall due to various conditions or circumstances which may be unpredictable

•	the risk of losing your money (investment)

•	the success of the Fund’s investments depends on the portfolio managers’ skill in assessing the potential of the stocks they buy

•	the value of any fixed-income security held by the Fund is likely to decline when interest rates rise

•	credit risk, or the risk that issuers’ credit ratings may be lowered or may not make interest and principal payments on time or in full

Suitability
The Fund may be a suitable investment for you if you:

•	have a long-term investment horizon such as investing for retirement or other future goals

•	can accept the risks of investing in a portfolio of common stocks

•	desire a fund that uses a growth-oriented strategy

•	can tolerate performance which varies from year to year

The Fund may not be suitable for you if you have a short investment horizon, are investing emergency reserve money, are seeking regular income, or find it difficult to deal with an investment that may go up and down in value.

Bar Chart and Performance Table
The following bar chart provides some indication of the risks of investing in the Fund’s Class Y shares (the class of shares with the longest period of annual returns) by showing changes in the Fund’s performance from year to year.  Class A shares would have substantially similar annual returns because both classes of shares will be invested in the same portfolio of securities.  Annual returns will differ only to the extent that the classes do not have the same expenses. The bar chart includes the effects of the Fund’s expenses, but not sales charges.  If sales charges were included the returns would be lower.  The performance table shows how the Fund’s average annual returns compare with those of a broad measure of market performance.  Both the bar chart and table assume reinvestment of dividends and distributions.  As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance and the bar chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

During the ten years ending December 31, 2006, for Class Y, the highest return for a quarter was +22.39% for the quarter ended December 31, 1998 and the lowest return for a quarter was -15.07% for the quarter ended September 30, 2002.  The year-to-date net return as of September 30, 2007 was 9.37%.

Annual Total Returns
As of 12/31 each year (Class Y)

Performance Table(1)
Average Annual Total Returns
As of December 31, 2006

	1 Year	5 Years	10 Years	Since Inception of Class A
Growth Fund
Class Y – Return before taxes	10.39%	4.84%	7.84%	N/A
Class Y – Return after taxes on distributions(2)	9.35%	4.45%	6.00%	N/A
Class Y – Return after taxes on distributions and sale of Fund shares(2)	8.01%	4.10%	5.73%	N/A
Class A – Return before taxes(3)	10.38%	N/A	N/A	9.28%

S&P 500 Index(4)	15.79%	6.19%	8.42%	6.67%
Lipper Large Cap Core Funds Average(5)	13.46%	4.58%	6.25%	5.08%

(1)
The table shows the before tax and after tax returns for Class Y shares.  The table reflects only the before tax return for Class A shares.   The after tax return for Class A shares may be different than Class Y shares.

(2)
After tax returns for Class Y shares are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

(3)	Class A shares inception date is March 1, 2002.

(4)
The S&P 500 Index is a widely recognized, unmanaged index of common stock prices.  The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.  It is not possible to invest directly in an index.

(5)
The Lipper Large Cap Core Funds Average consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.  Large-cap core funds have wide  latitude in the companies in which they invest.  These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.

Bond Fund

Investment Goal
Maximum total return consistent with preservation of capital.

Principal Strategy
To pursue its goal, the Fund invests in a portfolio of bonds and other debt obligations (debentures, notes, mortgage-backed and asset-backed) and maintains a market value weighted average maturity of more than five years.  Under normal conditions, the Fund invests at least 80% of assets in the following:

•	debt obligations of corporations which are rated within the top three rating categories by independent rating agencies or in non-rated equivalents

•	securities issued by the U.S. Government or its agencies or instrumentalities

•
obligations of international agencies and U.S. dollar denominated foreign debt securities which are rated within the top three rating categories by independent rating agencies or in non-rated equivalents

At least 80% of the value of the Fund’s net assets will be invested in bonds (U.S. Government, corporate and convertible issues).  The Fund may invest up to 20% of its net assets in corporate bonds which are rated below the top three rating categories.  On occasion, up to 20% of the Fund’s net assets may be invested in commercial paper within the two highest rating categories of independent rating agencies.  The Fund may invest up to 10% of its assets in securities of foreign issuers.  The Fund may also invest in zero coupon U.S. Government securities.

In managing its portfolio, the portfolio manager attempts to balance sensitivity to interest rate movements with the potential for yields.  The Fund invests in securities of longer-term maturities in order to obtain higher yields.  Securities with longer maturities, however, tend to be more sensitive to interest rate changes.

Important Risks
There are risks involved with any investment, but the risks associated with an investment in the Fund include:

•	risk that the value of the securities the Fund holds will fall as a result of changes in interest rates, an issuer’s actual or perceived creditworthiness or an issuer’s ability to meet its obligations

•	call risk or the risk that a bond might be called or forcibly redeemed during a period of declining interest rates

•	the longer the average maturity of the bonds in the Fund, the more the Fund’s share price will fluctuate in response to interest rate changes: if interest rates rise, the value of the bonds will fall

•	the Fund could lose money if any bonds it owns are downgraded in credit rating or go into default

•	in some instances, when interest rates fall, mortgage-backed securities may incur prepayments which could adversely affect performance if the Fund is unable to reinvest at the higher interest rates

•	when interest rates rise, mortgage- and asset-backed securities may extend duration due to lower than projected prepayments which could adversely affect investment returns

•	the risk of losing your money (investment)

•	foreign securities risks, including currency, natural event and political risks

Suitability
The Fund may be a suitable investment for you if you seek:

•	a relatively conservative investment for income

•	a bond fund that invests in both corporate and U.S. Government securities

•	a fund to complement a portfolio of more aggressive investments

You should not consider this Fund if you are seeking high growth or maximum income or are investing emergency reserve money.

Bar Chart and Performance Table
The following bar chart provides some indication of the risks of investing in the Fund’s Class Y shares (the class of shares with the longest period of annual returns) by showing changes in the Fund’s performance from year to year.  Class A shares would have substantially similar annual returns because both classes of shares will be invested in the same portfolio of securities.  Annual returns will differ only to the extent that the classes do not have the same expenses. The bar chart includes the effects of the Fund’s expenses, but not sales charges.  If sales charges were included the returns would be lower.  The performance table shows how the Fund’s average annual returns compare with those of a broad measure of market performance.  Both the bar chart and table assume reinvestment of dividends and distributions.  As with all mutual funds, past performance (before and after-taxes) is not a prediction of future performance and the bar chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

During the  nine years ending December 31, 2006 for Class Y shares, the highest return for a quarter was +4.79% for the quarter ended September 30, 1998 and the lowest return for a quarter was –2.16% for the quarter ended June 30, 2004.  The year-to-date total return as of September 30, 2007 was 3.84%

Annual Total Returns
As of 12/31 each year (Class Y)

Performance Table(1)
Average annual total returns as of December 31, 2006

	1 Year	5 Years	Since Inception of Class Y	Since Inception of Class A
Bond Fund
Class Y – Return before taxes	3.41%	4.50%	5.83%	N/A
Class Y – Return after taxes on distributions(2)	1.88%	2.75%	3.66%	N/A
Class Y – Return after taxes on distributions and sale of Fund shares(2)	2.19%	2.84%	3.67%	N/A
Class A – Return before taxes(3)	3.38%	N/A	N/A	5.81%

Merrill Lynch U.S. Domestic Master Bond Index(4)	4.32%	5.11%	6.32%	5.01%
Lipper Intermediate Investment Grade Debt Funds Average(5)	3.92%	4.29%	5.23%	4.65%

(1)
The table shows the before tax and after tax returns for Class Y shares.  The table reflects the before tax return for Class A shares.  The after tax return for Class A shares may be different than Class Y shares.

(2)
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

(3)	Class A shares inception date is March 1, 2002. Class Y shares inception date is January 2, 1997.

(4)
The Merrill Lynch U.S. Domestic Master Bond Index consists of fixed-rate, coupon-bearing bonds with an outstanding par greater than or equal to $25 million, a maturity range greater than or equal to one year and must be rated BBB/Baa3 and above.  The index comprises numerous subindices representing industries, maturities and qualities.  It is not possible to invest directly in an index.

(5)
The Lipper Intermediate Investment Grade Debt Funds Average consists of funds that, by portfolio practice, invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar weighted average maturities of five to ten years.

Fees and Expenses
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Growth Fund

Shareholder Fees

(fees paid directly from your investment):
	Class A	Class Y
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Load (as a percentage of offering price)	None	None
Maximum Sales Load on reinvested dividends (as a percentage of offering price)	None	None
Redemption Fees	None	None
Exchange Fee (by telephone)	$5	$5

Annual Fund Operating Expenses
(expenses that are deducted from each Fund’s assets):
	Class A	Class Y
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	0.10%	0.10%
Shareholder Servicing Fee	0.09%	0.09%
Other Expenses(1)	0.26%	0.26%
Total Annual Fund Operating Expenses	1.20%	1.20%
Waiver of Fund Expenses(2)	(0.01)%	(0.01)%
Net Annual Fund Operating Expenses	1.19%	1.19%

(1)
“Other Expenses” are based on amounts incurred during the last fiscal period and include custodian, administration, and other customary Fund expenses.  “Other expenses” also include the fees and expenses incurred by a fund in connection with its investments in other investment companies, if any, which are referred to as “acquired fund fees and expenses.” Acquired fund fees and expenses incurred by the Growth Fund were less than the annual rate of 0.005% of its average daily net assets for the fiscal year ended June 30, 2007.

(2)
Certain service providers have contractually agreed to waive fees and reimburse other Fund expenses until October 31, 2008, so that all custody fees are waived for the Growth Fund.  The fee waiver and expense reimbursement may be terminated at any time after October 31, 2008 at the discretion of the service providers.

Bond Fund

Shareholder Fees

(fees paid directly from your investment):

	Class A	Class Y
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)	4.25%	None
Maximum Deferred Sales Load (as a percentage of offering price)	None	None
Maximum Sales Load on reinvested dividends (as a percentage of offering price)	None	None
Redemption Fees	None	None
Exchange Fee (by telephone)	$5	$5

Annual Fund Operating Expenses

(expenses that are deducted from each Fund’s assets):

	Class A	Class Y
Management Fees	0.50%	0.50%
Distribution (12b-1) Fees	0.03%	0.03%
Shareholder Servicing Fee	0.09%	0.09%
Other Expenses(1)	0.28%	0.28%
Acquired Fund Fees and Expenses(2)	0.01%	0.01%
Total Annual Fund Operating Expenses	0.91%	0.91%
Waiver of Fund Expenses(3)	(0.05)%	(0.05)%
Net Annual Fund Operating Expenses	0.86%	0.86%

(1)	“Other Expenses” are based on amounts incurred during the last fiscal period and include custodian, administration, and other customary Fund expenses.

(2)
The Fund is required to disclose “Acquired Fund Fees and Expenses” in the above fee table.  Acquired Fund Fees and Expenses are indirect fees that funds incur from investing in the shares of other mutual funds (“Acquired Fund(s)”).  The indirect fee represents a pro rata portion of the cumulative expenses charged by the Acquired Fund.  Acquired Fund Fees and Expenses are reflected in the Acquired Fund’s net asset value.  Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(3)
Certain service providers have contractually agreed to waive fees and reimburse other Fund expenses until October 31, 2008, so that all custody fees are waived for the Bond Fund and so that Total Annual Fund Operating Expenses do not exceed 0.86% for the Class A and Class Y shares of the Bond Fund.  The fee waiver and expense reimbursement may be terminated at any time after October 31, 2008 at the discretion of the service providers.

Example (Class A)      This example is designed so that you may compare the cost of investing in the Funds with the cost of investing in other mutual funds.  The example assumes that:

•	you invest $10,000 for the time periods indicated;

•	you redeem all of your shares at the end of the time periods;

•	your investment has a hypothetical 5% return each year;

•	all distributions are reinvested; and

•	each Fund’s operating expenses remain the same.

Because actual return and expenses will be different, the example is for comparison purposes only.  Each Fund’s actual performance and expenses may be higher or lower.  Based on the above assumptions, your costs for each Fund would be:

	1 Year	3 Years	5 Years	10 Years
Growth Fund	$665	$908	$1,172	$1,923
Bond Fund	$509	$693	$898	$1,488

Example (Class Y)     This example is designed so that you may compare the cost of investing in the Funds with the cost of investing in other mutual Funds.  The example assumes that:

•	you invest $10,000 for the time periods indicated;

•	you redeem all of your shares at the end of the time periods;

•	your investment has a hypothetical 5% return each year;

•	all distributions are reinvested; and

•	each Fund’s operating expenses remain the same.

Because actual return and expenses will be different, the example is for comparison purposes only.  Each Fund’s actual performance and expenses may be higher or lower.  Based on the above assumptions, your costs for each Fund would be:

	1 Year	3 Years	5 Years	10 Years
Growth Fund	$121	$379	$658	$1,453
Bond Fund	$88	$280	$494	$1,110

Portfolio Holdings Information.  A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”).  The SAI is available by contacting the COUNTRY Funds at 1-800-245-2100 or by accessing the Fund’s website at www.countrymutualfunds.com.

Management of the Funds

COUNTRY Fund Management serves as the investment advisor to the Funds and is responsible for the selection and on-going monitoring of the securities in each Fund’s investment portfolio and managing the Funds’ business affairs.  The advisor is a separately identifiable department of COUNTRY Trust Bank, 1705 Towanda Avenue, Bloomington, Illinois, 61701.  COUNTRY Trust Bank was organized as IAA Trust Company in 1970 and reorganized as COUNTRY Trust Bank in 2000.  The advisor has no other investment company clients other than the Funds and affiliated series of COUNTRY Mutual Funds Trust. The advisor received the following management fees for each Fund, net of reimbursements for the fiscal year ended June 30, 2007.

Net Management Fees (% of net assets)
Growth Fund	0.75%
Bond Fund	0.46%

A discussion of the Board’s approval of the investment advisory agreement is available in the Funds’ Semi-Annual Report dated December 31, 2006.

Portfolio Managers

Growth Fund
A team of portfolio managers led by John D. Enlund manages the Fund.  Mr. Enlund has managed the Fund since 1999 and received his B.A. from St. Olaf College in 1978, his J.D. from DePaul University in 1981 and earned the Chartered Financial Analyst designation in 1986.  Mr. Enlund, Director – Equity Investments for the Adviser, manages various trust portfolios for COUNTRY Trust Bank in addition to his responsibilities with the Growth Fund.  He joined the advisor in 1999.

Other members of the committee currently include (1) Derek Vogler who has performed strategy, research and trading on behalf of this Fund since 1995; (2) Gregory M. Winn who has performed strategy, research and trading on behalf of this Fund since 2004; and (3) Mike Ruesy who has performed strategy, research and trading on behalf of this Fund since 2006.

Derek Vogler, a graduate of Illinois State University, received a B.S. in finance in 1993, an M.B.A. in 1995, and a Chartered Financial Analyst designation in 1998.  Mr. Vogler joined the advisor in 1995, and currently serves as Vice President, Investment Management.

Gregory Winn received a B.A. in Finance from University of Illinois in 1998, an M.B.A. from DePaul University in 2003, and a Chartered Financial Analyst designation in 2003.  Prior to joining the advisor in 2004 as Portfolio Manager, Mr. Winn was product manager for a mutual fund firm from 1999 to 2004.

Mike Ruesy has a BBA and MBA in Finance from Texas Christian University.  He is also a Chartered Financial Analyst.  Prior to joining COUNTRY in 2006, Mr. Ruesy was a senior equity analyst at Caterpillar Investment Management, Ltd from 2003 to 2006, and was a senior equity analyst at A.G. Edwards & Sons, Inc. from 2001 to 2003.

Bond Fund
A committee led by John Jacobs is responsible for the Fund.  Mr. Jacobs has managed the Fund since 1997.  Other members of the committee currently include Mark Burns, who has performed strategy, research and trading on behalf of this Fund since 2005, and Chad Hancock and Darren Meyer, who have performed strategy, research and trading on behalf of this Fund since 2006.

Mr. Jacobs earned a B.S. in business and finance in 1970 from Illinois Wesleyan University.  He is a Chartered Financial Analyst and has served as a member of the advisor’s investment committee.  Prior to joining the advisor in 1975, Mr. Jacobs was an account executive for one of the leading national brokerage firms.  .

Mr. Burns, a graduate of Illinois State University received a B.S. in Finance in 1990, an MBA in 1994, and a Chartered Financial Analyst designation in 1998.  Mr. Burns joined the advisor in 2005.  From 2000 until he joined the advisor, he served as Portfolio Manager for Caterpillar Investment Management Limited.

Prior to joining COUNTRY in 2006, Mr. Hancock was a portfolio manager at Caterpillar Investment Management, Ltd.  He received his BS in Finance from Illinois State University and his MBA (finance concentration) from DePaul University.  Mr. Hancock is also a Chartered Financial Analyst.

Prior to joining COUNTRY in 2006, Mr. Meyer previously worked for Caterpillar Investment Management, Ltd. as a Senior Investment Analyst.  He received his BBA from Loyola University, Chicago, and his MBA from Butler University.  Mr. Meyer is also a Chartered Financial Analyst.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Your Investment - Buying Shares

This Prospectus and the related SAI do not constitute an offer to sell or a solicitation of an offer to buy shares in the Funds, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase or sale would be unlawful under the securities laws of such jurisdiction.

Purchase Price:  Shares of all Funds are sold at the applicable sales charge plus net asset value per share (NAV) next determined after receipt of the order by U.S. Bancorp Fund Services, LLC (the “Transfer Agent”).  The NAV for all Funds is calculated at the close of regular trading hours of the New York Stock Exchange, normally 3:00 p.m. Central Time.  Each Fund’s investments are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Funds’ Board of Trustees.

Timing of Requests:  All requests received by the Transfer Agent before 3:00 p.m. Central Time will be executed the same day, at that day’s closing share price.  Orders received after 3:00 p.m. Central Time will be executed the following day, at that day’s closing share price.  Shares will not be priced on days when the New York Stock Exchange is closed.

Stock Exchange Closings:  Shares of the Funds will not be priced and are not available for purchase when the New York Stock Exchange is closed for trading including the following days: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fair Value Pricing:  The Funds have implemented procedures which are used to determine the prices of securities held in the Funds’ portfolio, as well as the Funds’ daily NAV.  Generally, if market quotations do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Funds’ Board of Trustees believes accurately reflects fair value.

In the event it is necessary to determine fair value of a particular security, the Funds’ Valuation Committee will undertake the valuation.  The criteria which are reviewed to determine fair value include: (a) fundamental analytical data relating to the investment; (b) the nature and duration of restrictions on disposition of the securities in question; and (c) the forces which influence the market in which those securities are purchased and sold.

Overall, there can be no assurance that the Funds can purchase or sell a portfolio security at the price used to calculate the Funds’ NAV.  In the case of portfolio securities, lack of information and uncertainty about the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value.  Fair values generally remain unchanged until new information becomes available.  Consequently, changes in the fair value of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security’s sale.  Therefore, if a shareholder purchases or redeems shares in a Fund that holds securities priced at a fair value, this may have the effect of increasing or decreasing the number of shares received in a purchase or the value of the proceeds received upon a redemption.

Market Timing: Frequent or short-term purchases and redemptions of Fund shares, such as those associated with “market timing” transactions, can adversely affect the Funds and the returns achieved by their shareholders.  In particular, such activity may dilute the value of the shares of the Funds, interfere with the efficient management of the Funds, and increase brokerage and administrative costs of the Funds.  The Funds discourage market timing.  In order to try to protect shareholders from potentially harmful trading activity, the Board has adopted certain market timing policies and procedures (the “Market Timing Procedures”).  The Funds’ Market Timing Procedures are designed to detect and prevent frequent or short-term activity within the Funds that may adversely affect other shareholders.

More specifically, the Funds’ Market Timing Procedures detect potential market timers by examining the number and/or size of transfers made by shareholders within given periods of time, as well as the number of “round trip” purchases and redemptions or redemptions and purchases into and out of the Funds.  For purposes of applying the parameters used to detect potential market timers, the Funds may aggregate transfers made under multiple accounts owned by the same shareholder.  When determining the existence of market timing, the number and/or size of transfers and number of round trips will be considered on a case-by-case basis.  The Funds also coordinate with omnibus accountholders to identify potential market timers, and will investigate any patterns of trading behavior identified in those accounts that may not have been captured through operation of their Market Timing Procedures.  Currently, the Funds apply these Market Timing Procedures uniformly to all shareholders of the Funds.  However, the Funds reserve the right to vary their Market Timing Procedures from Fund to Fund, and to be more restrictive with regard to certain Funds than others.

Shareholders seeking to engage in transactions may deploy a variety of strategies to avoid detection.  The Funds’ ability to detect and deter such transfer activity is limited to operational systems and technological limitations.  Furthermore, the identification of shareholders determined to be engaged in transfer activity that may adversely affect the other shareholders involves judgments that are inherently subjective.  Accordingly, despite the Funds’ best efforts, the Funds cannot guarantee that their Market Timing Procedures will detect every potential market timer, but the Funds seek to apply their Market Timing Procedures consistently to all shareholders.  To minimize harm to the Funds and their shareholders, the Funds reserve the right to reject any purchase order (including exchanges) from any shareholder or redeem the shares of any shareholder who the Funds believe has a history of abusive trading or whose trading, in their judgment, has been or may be disruptive to the Funds.  In making this judgment, the Funds may consider trading done in multiple accounts under common ownership or control.

In the Funds’ sole discretion, the Funds may revise their Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent or short-term fund activity that may adversely affect other shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers) or redemption fees.

General Information:  The Funds reserve the right to reject any purchase order or suspend the offering of shares of the Funds.  All investments must be in U.S. dollars.  The Funds also reserve the right to vary the initial and subsequent investment minimums, or to waive the minimum investment requirement for any investor.  The Funds will automatically cancel your purchase and charge a $25 fee against your account for any payment returned.  The shareholder will be responsible for any loss sustained by the Fund due to the cancellation of the purchase.  Payment should be made by check drawn on a U.S. bank, savings and loan, or credit union, or sent by wire transfer.  Checks should be made payable to COUNTRY Mutual Funds.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts less than $10,000.  The Funds reserve the right to reject U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares of the Funds.  The Funds also reserve the right to reject any second-party check or third-party check for the purchase of shares except checks issued by COUNTRY Trust Bank, Illinois Agricultural Association, the COUNTRY® Insurance & Financial Services group or any of their affiliates.  The Funds are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

Anti-Money Laundering:  The Funds have established an Anti-Money Laundering Compliance Program as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Funds are required to obtain the following information for all registered owners and all authorized individuals:

•	Full Name
•	Date of Birth
•	Social Security Number
•	Permanent Street Address (P.O. Box only is not acceptable)
•	Corporate accounts require additional documentation

Additional identification verification steps may be taken if the account is considered high risk.  If the Funds do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received.  The Funds may also reserve the right to close the account within five business days (or such other time period as disclosed in the Funds’ Prospectus) if clarifying information/documentation is not received.

Please note that your application will be returned if any information is missing.  If you require additional assistance when completing your application, please contact the Transfer Agent at 1-800-245-2100.

How to Buy Shares

To Open an Account By Mail
Complete and sign the application.
Mail the application and your check to:

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Overnight express mail may be sent to:

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Please make check payable to COUNTRY Mutual Funds
Minimum initial investment for the Funds:

$1,000 for non-retirement accounts
$500 for retirement accounts including IRAs and Coverdell Savings Accounts and Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) Accounts.

These minimum initial investments will be waived for investments via payroll (commission) deduction for employees of the Illinois Agricultural Association®, the COUNTRY® Insurance & Financial Services group and their affiliated companies and insurance agents of COUNTRY Insurance & Financial Services.

Initial Investment--By Wire
If you are making an initial investment in the Funds, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed application, and related documents as necessary, via mail, overnight delivery, or facsimile.  Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions.  You may then contact your bank to initiate the wire using the following instructions:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA Number:  075000022
For credit to:  U.S. Bancorp Fund Services
Account Number:  112-952-137
For further credit to:  (Investor Name, Investor Account Number, and Fund Name)

By Automatic Investment
In order to participate in the Automatic Monthly Investment Plan, your bank must be a member of the Automated Clearing House System (“ACH”).  If you wish to add the Automatic Investment Plan after your account has initially been opened, call COUNTRY Funds at 1-800-245-2100 to request the form.

Complete and return the form along with any other required materials.

Subsequent investments will be drawn from your bank account and invested into the Fund(s).
Minimum additional investment for the Funds:

$25 for Coverdell Savings Accounts, retirement accounts and UGMA/UTMA accounts
$100 for all other accounts

By Exchange
Call COUNTRY Funds at 1-800-245-2100 to request an exchange of shares into another COUNTRY Fund or any of the following Class A shares of First American Funds:  Equity Income Fund, International Fund, First American Small Cap Growth Opportunities Fund, Mid Cap Growth Opportunities Fund, Small Cap Growth Opportunities Fund, Small Cap Select Fund, Small Cap Value Fund, High Income Bond Fund, or Prime Obligations Fund (individually, a “selected First American Fund,” collectively, the “selected First American Funds”).  Any exchange between a COUNTRY Fund and a First American Fund will be subject to the applicable sales charge of the Fund being purchased.  There is a $5 fee to exchange shares of Funds via telephone.  Exchanges may be made only on days when the New York Stock Exchange is open.

Before exchanging into any of the selected First American Funds, you should read its prospectus.  To obtain the First American Funds’ prospectus and any necessary authorization forms, call 1-800-245-2100.  This exchange privilege does not constitute an offering or recommendation on the part of the Funds or advisor of an investment in the First American Funds.

To Add to an Account

By Mail
Fill out an investment slip from a previous confirmation and write your account number on your check.  Mail the slip and your check to:

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Overnight express mail may be sent to:

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Please make check payable to the name of the Fund you wish to invest in.

Minimum additional investment for the Funds:

$25 if by mail for retirement accounts and UGMA/UTMA accounts
$100 if by mail for all other accounts
(retirement and non-retirement accounts)
$1,000 if by wire for all accounts

By Wire
Before sending your wire, please call 1-800-245-2100 to advise the Transfer Agent of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.  The wire must be received by 3:00 p.m. Central Time for same day processing.

Follow the instructions under Initial Investment – By Wire.  The minimum additional investment made by wire must be for at least $1,000.

By Exchange
Call COUNTRY Funds at 1-800-245-2100 to request an exchange of shares into another COUNTRY Fund or a selected First American Fund.  There is a $5 fee to exchange shares by telephone.   Any exchange between a COUNTRY Fund and a First American Fund will incur an additional sales charge.

Telephone Purchases
Investors may purchase additional shares of the Funds, by calling 1-800-245-2100 unless you elected on your application to restrict this privilege.  Telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network.  The minimum amount that you may purchase by telephone is $100 and you must have banking information established on your account prior to making a purchase.  Your shares will be purchased at the net asset value plus any applicable sales charge calculated on the day of your purchase order.

Your Investment - Selling Shares

Timing of Requests: All requests received in good order by U.S. Bancorp Fund Services, LLC before 3:00 p.m. Central Time will be executed the same day, at that day’s closing price.  Requests received after 3:00 p.m. Central Time will be executed the following day, at that day’s closing share price.

IRA Redemptions:  Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Check Clearing Period:  If any portion of the shares to be redeemed represents an investment made by check, the Funds may delay the payment of redemption proceeds until the Transfer Agent is reasonably satisfied that the check has been collected.  This may take up to 12 days from the purchase date.

Signature Guarantees: For your protection, your signature on a redemption request must be guaranteed by an institution eligible to provide them under federal or state law (such as a bank, savings and loan, or securities broker-dealer) on any redemptions in amounts over $50,000 in value if you would like the proceeds from the sale to be sent to any person, address or bank account not on record .  The Funds and the Transfer Agent also reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.  Please call COUNTRY Funds at 1-800-245-2100 for information on obtaining a signature guarantee.

How to Sell Shares

To Sell from or Close an Account

By Mail - All Funds

Write a letter of instruction that includes:

•	the Fund name,
•	your account number,
•	the name(s) in which the account is registered, and
•	the dollar value or number of shares you wish to sell.

Include all signatures, signature guarantee if applicable, and any additional documents that may be required.

Mail your request to:

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Overnight express mail may be sent to:

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

A check will be mailed to the name(s) and address in which the account is registered.

By Systematic Withdrawal Plan - All Funds
Call us to request a form to add the SYSTEMATIC WITHDRAWAL PLAN.  Under the plan, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis.  In order to participate in the plan, your account balance must be at least $5,000.  There is no minimum payment amount.  If you elect this method of redemption, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the Automated Clearing House (“ACH”) network, directly to your bank account.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account.  This program may be terminated at any time by the Funds.  You may also elect to terminate your participation in this plan at any time by contacting the Transfer Agent sufficiently in advance of the next withdrawal.

A withdrawal under the plan involves a redemption of shares and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

You should not make systematic withdrawals if you plan to continue investing in the Funds, due to sales charges and tax liabilities.

By Exchange
Call COUNTRY Funds at 1-800-245-2100 to request an exchange of shares, in amounts of $100 or more, into another COUNTRY Fund or a selected First American Fund.  There is a $5 fee for an exchange by telephone.  Any exchange between a COUNTRY Fund and a First American Fund will incur an additional sales charge.

By Telephone – All Funds
You may buy, sell or exchange shares by telephone unless you elected on your application to restrict this privilege.  If you wish to reinstate this option on an existing account, please call COUNTRY Funds at 1-800-245-2100 to request the appropriate form.  The Funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine.  The Funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.  It may be difficult to reach the Funds by telephone during periods of unusual market activity.  If you are unable to reach the Funds or their agents by telephone, please consider sending written instructions.

Proceeds will normally be sent the next business day.  Investors may have a check sent to the address of record, proceeds may be wired to a shareholder’s bank account of record, or funds may be sent via electronic funds transfer through the ACH network, also to the bank account of record.  Proceeds can also be sent overnight mail for a $15 fee.  Wires must be in amounts of $1,000 or more are subject to a $15 fee paid by the investor.  Investors do not incur any charge when proceeds are sent via the ACH system.  The Funds reserve the right to limit telephone redemptions to $50,000 per day.

If you request a check, it will be sent to the address in which the account is registered.

Once a telephone transaction has been placed, it cannot be canceled or modified.

The Funds reserve the right to pay redemptions in kind with portfolio securities in lieu of cash.  In accordance with its election pursuant to Rule 18f-1 under the 1940 Act, the Funds may limit the amount of redemption proceeds paid in cash.  The Funds may, under unusual circumstances, limit redemptions in cash with respect to each shareholder during any ninety-day period to the lesser of (i) $250,000 or (ii) 1% of the net asset value of the Funds at the beginning of such period.  A shareholder may incur brokerage costs if the securities received were subsequently sold.

Reinvesting After a Sale
If you sell Class A shares of a COUNTRY Fund, you may reinvest in Class A shares of that Fund or another COUNTRY Fund within 180 days without a sales charge.  To reinvest in Class A shares at net asset value (without paying a sales charge), you must notify the Fund directly in writing or notify your investment professional.

Your Investment - Transaction Policies

Execution of Requests:  Each Fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday.  Buy and sell requests are executed at the next net asset value to be calculated after your request is received by U.S. Bancorp Fund Services, LLC.

Telephone Requests:  For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, U.S. Bancorp Fund Services, LLC will take measures to verify the identity of the caller.  If appropriate measures are taken, U.S. Bancorp Fund Services, LLC is not responsible for any losses that may occur to any account due to an unauthorized telephone call.  At times of peak activity, it may be difficult to place requests by telephone.

Exchange Privileges:  You may exchange shares in any COUNTRY Fund for like shares of any other COUNTRY Fund without paying an additional sales charge (e.g., Class A shares for Class A shares).  Class A shareholders  may exchange shares between any COUNTRY Fund and another COUNTRY Fund, without paying an additional sales charge.  Any exchange from COUNTRY Fund to First American Fund, or First American Fund to COUNTRY Fund, will incur an applicable sales charge.  There is a $5 fee for exchanges by telephone.  If the exchange is made by telephone, the new shares will be registered in the same manner as the shares for which they were exchanged.  A Fund may change or cancel exchange policies at any time.  You may realize a capital gain or loss for federal income tax purposes when shares are exchanged.  The Funds have the right to limit exchanges to four times per year.

Accounts with Low Balances:
If your account falls below $500, the Funds reserve the right to either deduct a $50 annual account maintenance fee or close your account and send you the proceeds less any applicable contingent deferred sales charge.  Before taking any action, however, the Funds will send you written notice of the action they intend to take and give you 30 days to re-establish a minimum account balance of $500.

Integrated Voice Response System:  You may obtain access to account information by calling COUNTRY Funds at 1-800-245-2100.  The system provides share price and price change for all the Funds and gives account balances and history and allows sales or exchanges of shares.

Internet Access:  You may obtain access to account information by logging on to the website, www.countryinvestment.com.  The system provides share price and price change for all the Funds and gives account balances and history and allows sales or exchanges of shares.

Description of Classes

Class A Shares

Class A shares of each Fund are retail shares that require that you pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge.  Class A shares are also subject to Rule 12b-1 fees of up to 0.25% of average daily net assets which are assessed against the shares of the Fund.

If you purchase Class A shares of a Fund you will pay the net asset value next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment.  The sales charge does not apply to shares purchased with reinvested dividends.  The sales charge is calculated as follows:

Growth

Amount of Transaction	Sales Charge as % of Offering Price*	Sales Charge as % of Net Amount Invested
Up To $49,999	5.50%	5.82%
$50,000-$99,999	4.50%	4.71%
$100,000-$249,999	3.50%	3.63%
$250,000-$499,999	2.50%	2.56%
$500,000 - $999,999	2.00%	2.04%
$1,000,000 & Above	0%	0%

Bond

Amount of Transaction	Sales Charge as % of Offering Price*	Sales Charge as % of Net Amount Invested
Up To $49,999	4.25%	4.44%
$50,000-$99,999	4.00%	4.17%
$100,000-$249,999	3.50%	3.63%
$250,000-$499,999	2.50%	2.56%
$500,000 -$999,999	2.00%	2.04%
$1,000,000 & Above	0%	0%

*	Offering price includes the front-end sales load.

The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

Reducing Your Sales Charge
You may be able to reduce the sales charge on Class A shares of the COUNTRY Funds based on the combined market value of your accounts.

The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

•	Your current investment in the Funds, and

•	Previous investments you and members of your primary household group have made in the Funds, provided your investment was subject to a sales charge.

•	Your primary household group consists of you, your spouse and children under age 21 living at home.

Eligible Accounts

The following accounts are eligible to be included in determining the sales charge on your purchase, if a sales charge has been paid on such purchases:

•	Individual or joint accounts held in your name;

•	Coverdell Savings Accounts and UGMA/UTMA accounts for which you or your spouse is parent or guardian of the minor child;

•	Trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

•	Accounts held in the name of you or your spouse’s sole proprietorship or single owner limited liability company or S corporation; and

The following accounts are not eligible to be included in determining the sales charge was waived;

•	Investments in Class A shares where the sales charge was waived;

•	Investments in Class Y shares Funds;

 Investments in any First American Funds will not be considered in calculating the applicable sales charge.

Valuation of Accounts

You will qualify for a lower sales charge on your purchases of COUNTRY Funds Class A shares when your new investment together with the current value of your other COUNTRY Funds Class A shares reaches a reduced sales charge level.  The value of your holdings will be based on the Funds’ purchase price including sales charge.  Only COUNTRY Funds Class A purchases that have previously paid a sales charge will be considered.

In order for an investor to receive the sales charge reduction on Class A shares, the Fund must be notified by the investor in writing or by his or her financial institution at the time the purchase is made that Fund shares are already owned or that purchases are being combined.  If you purchase the Funds through different channels, for example, through a COUNTRY agent, directly from the Transfer Agent and through a third-party broker, and you want to include those assets toward a reduced sales charge, you must inform the Fund in writing about the other accounts when placing your purchase order.  Investing through third parties may involve fees not disclosed in this prospectus.  When placing your purchase order, you must provide the Fund with your most recent account statement and contact information regarding the other accounts.  You should retain records necessary to substantiate historical costs, in order to verify the valuation of accounts to be aggregated.  A third-party selling agent may require additional information.  Unless you provide the Fund with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible.

More information regarding breakpoints is available free of charge on our website:  www.countrymutualfunds.com.  Click on “Breakpoints and Sales Load.”

Letter of Intent
By signing a Letter of Intent (LOI) you can reduce your Class A sales charge.  Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period.  The LOI will apply to all purchases of COUNTRY Funds.  Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.  Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI.  Shares equal to 5% of the amount of the LOI will be held in escrow during the 13-month period.  If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect.  This amount will be obtained from redemption of the escrow shares.  Any remaining escrow shares will be released to you.  Purchases of First American Funds will not count toward reducing Class A sales charges.

For Investment of over $1 Million:  There is no initial sales charge on Class A shares purchases of $1 million or more.  However, your investment professional or financial institution may receive a commission of up to 1.00% on your purchase.  Note that your investment professional or financial institution will only receive a commission equal to the rate required by the actual investment (without taking into account aggregation).  For example, if your aggregated investments, including your current investment total $6 million, but your current investment equals $2 million, your investment professional or financial institution may receive a commission equal to 1.00% of $2 million.  If such a commission is paid, you will be assessed a contingent deferred sales charge (CDSC) of 1% if you sell your shares within 18 months.

Class A Shares may also be purchased without a sales charge by 401(k), 403(b) and 457 plans, and Profit Sharing and Pension plans, which invest $1 million or more.  Your representative must notify the Fund if your retirement/deferred compensation plan is eligible for the sales load waiver.  Securities firms, financial institutions and other industry professionals that enter into sales agreements with the Funds’ distributor to perform share distribution services may receive a commission on such sales of the Funds equal to 0.25% on purchases in excess of $10 million.  If such a commission is paid, the plan will be assessed a contingent deferred sales charge (CDSC) of 0.25% if it sells the shares within 18 months.  To help lower your costs, shares that are not subject to a CDSC will be sold first.  Other shares will then be sold in an order that minimizes your CDSC.  The CDSC for Class A shares will be waived for:

•	Redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.
•	Redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 ½.
•
Redemptions though a systematic withdrawal plan, at a rate of up to 12% a year of your account’s value.  The 12% annual limit will be based on the value of your account on the date the plan is established.

•	Redemptions required as a result of over contribution to an IRA plan.

This information is also available on our website at www.countrymutualfunds.com.

Class Y Shares

Class Y and Class A Shares Available at Net Asset Value

Class Y shares are institutional shares that do not require that you pay a sales charge.  However, Class Y shares of any COUNTRY Fund are subject to Rule 12b-1 fees of up to 0.25% of average daily net assets which are assessed against the shares of the Fund.  If you purchase Class Y shares of a Fund you will pay the net asset value next determined after your order is received.

Class A shares normally require that you pay a sales charge, unless you qualify for a reduction or waiver of the sales charge.  Class A shares are always subject to Rule 12b-1 fees of up to 0.25% of average daily net assets, even if the sales charge has been waived.

The following persons (i) are eligible to invest in Class Y shares; and (ii) qualify for a waiver of the sales charge for Class A shares:

1.
Shareholders of any COUNTRY Fund on or before March 1, 2002, who have continuously owned shares of any COUNTRY Fund since that date.  Shareholders will be deemed to have “continuously owned shares” if they exchange shares of another COUNTRY Fund series or reinvest the proceeds of redemption from another COUNTRY Fund series within 60 days of redemption.  Former shareholders of the COUNTRY Money Market Fund may satisfy these requirements by a continuous investment in the First American Prime Obligations Fund.

2.	Shareholders who purchased Class Y or Class A Shares with a waiver of the sales charge since March 1, 2002 and who have continuously owned such shares since.

3.
Full-time employees, agents, employees of agents, retirees and directors (trustees), and members of their families (i.e., parent, child, spouse, domestic partner, sibling, step or adopted relationships, grandparent, grandchild and UTMA accounts naming qualifying persons) of the Illinois Agricultural Association ®, the COUNTRY® Insurance & Financial Services group and their affiliated companies.

4.	Shareholders investing through accounts at COUNTRY Trust Bank.

5.	The Illinois Agricultural Association and its affiliates and all Illinois county Farm Bureaus®.

6.
Institutional investors including banks, savings institutions, credit unions and other financial institutions, pension, profit sharing and employee benefit plans and trusts, insurance companies, investment companies, investment advisors, broker-dealers and financial advisors acting for their own accounts or for the accounts of their clients except for self-directed IRAs for which U.S. Bank, National Association, acts as custodian.

Distribution Arrangements

Class A shares are subject to a front-end sales charge.  Class Y shares have no sales charges, either up-front or deferred.  The Funds have adopted a plan under Rule 12b-1.  This plan allows the Class A shares and Class Y shares of both Funds to pay distribution fees for the sale and distribution of its shares.  For instance, fees are paid to persons who sell the Funds’ shares.  From time to time, additional cash compensation may be paid to persons affiliated with COUNTRY Capital Management Company, a registered broker-dealer affiliated with COUNTRY Trust Bank, who reach certain sales goals.  Because these fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.  The maximum amount which each Fund may pay for Rule 12b-1 plan expenses, on an annual basis, is 0.25% of average net assets.  Quasar Distributors, LLC currently serves as the distributor for the Funds on a best efforts basis.

Distributions and Taxes

Dividend Reinvestment:  You may have your distributions reinvested in the Fund, another COUNTRY Fund, a selected First American Fund or mailed out by check.   Reinvestment into a selected First American Fund may be subject to an additional sales charge.  If you do not give the Fund instructions, your distributions will automatically be reinvested in the particular Fund.  There are no fees or sales charges on reinvestments.  You should not have distributions mailed out by check if you participate in the Systematic Withdrawal Plan.

Timing of Distributions: The Funds generally distribute dividends from their net investment income and net capital gains, if any.  The Growth Fund typically pays income dividends semi-annually.  The Bond Fund typically pays monthly dividends.

On the ex-dividend date for a distribution, a Fund’s share price is reduced by the amount of the distribution.  If you buy shares just before the ex-dividend date, in effect, you “buy the dividend.”  You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check in your account, at the Funds’ current net asset value, and to reinvest all subsequent distributions.

Taxes:  As long as a Fund meets the requirements for being a tax-qualified regulated investment company, which each Fund in the past has done and intends to do in the future, it pays no federal income tax on the earnings it distributes to shareholders.  Dividends and distributions you receive from a Fund, whether reinvested or taken as cash, are generally considered taxable.  Qualifying distributions designated as the excess of net long-term capital gain over net short-term capital loss are generally taxable as long-term capital gain to the recipient shareholder regardless of the length of time the shareholder held the Fund’s shares.

A portion of any distribution properly designated as a dividend by the Growth Fund may be eligible for the dividends-received deduction in the case of corporate shareholders or as a qualified dividend in the case of individual shareholders, provided that the shareholder also meets certain holding period requirements with respect to their shares.

The tax status of the distributions for each calendar year will be detailed in your annual tax statement from each Fund.  Because everyone’s tax situation is unique, always consult your tax professional about federal, state and local tax consequences.  An exchange of shares of a Fund for shares of another Fund is a sale of Fund shares for tax purposes.

Backup Withholding:  By law, the Funds must withhold a percentage of your distributions and proceeds if you have not provided correct taxpayer information.

Account Statements:  You will receive an account statement after every transaction that affects your account balance, after any change of name or address of the registered owner, and in all other cases, quarterly.

Other Securities and Risks

Each Fund’s portfolio securities and investment practices offer certain opportunities and carry various risks.  Major investments and risk factors are outlined in the front of the Prospectus.  Below are brief descriptions of other securities and practices, along with their associated risks.  These risks are not considered principal risks for the Funds, except foreign securities in the case of the Growth Fund and the Bond Fund, and any mortgage-related securities in the case of the Bond Fund.   Each of the Funds may engage in these practices, except as otherwise described in this Prospectus and the SAI.

Defensive Investing:  The Funds may, from time to time, take temporary defensive positions that are inconsistent with each Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  When a Fund takes a temporary defensive position it may not achieve its investment goals.

Foreign Securities:  Foreign securities present risks beyond those of U.S. securities.  They are generally more volatile and less liquid than their U.S. counterparts. Moreover, changes in currency exchange rates have the potential to reduce or eliminate certain gains achieved in securities markets or create net losses.  These risks are usually higher for investments in less developed markets.  Foreign securities carry additional risks including currency, natural event and political risk.

When-Issued Securities:  The Funds may invest in securities prior to their date of issue.  These securities could fall in value by the time they are actually issued, which may be anytime from a few days to over a year.

Repurchase Agreements:  The Funds may buy securities with the understanding that the seller will buy them back with interest at a later date.  If the seller is unable to honor its commitment to repurchase the securities, the Funds could lose money.

Securities of Other Investment Companies:   The Funds may invest in shares of other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, or any rules and/or exemptive orders issued thereunder.  To the extent the Funds invest in shares of an investment company, they will bear their pro rata share of the other investment company’s expenses, such as investment advisory and distribution fees and operating expenses.  These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

Zero Coupons:  A zero coupon security is a debt security that is purchased and traded at a discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the Funds and the Funds are required to distribute to shareholders an amount equal to the amount reported.  Those distributions may force the Funds to liquidate portfolio securities at a disadvantageous time.

Asset-Backed Securities:  Asset-backed securities represent interests in pools of debt (other than mortgage notes), such as credit card accounts.  The principal risks of asset-backed securities are that on the underlying obligations, payments may be made more slowly, and rates of default may be higher than expected.  In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.

Mortgage-Related Securities:  These securities, which represent interests in pools of mortgages, may offer attractive yields but generally carry additional risks.  The prices and yields of mortgage-related securities typically assume that the securities will be redeemed at a given time before maturity.  When interest rates fall substantially, these securities usually are redeemed early because the underlying mortgages are often prepaid.  The Funds would then have to reinvest the money at a lower rate.  The price or yield of mortgage-related securities may fall if they are redeemed later than expected.

Non-Insured:  An investment in the Funds is not a deposit of COUNTRY Trust Bank, of which the advisor is a department, and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Office of Thrift Supervision or any other government agency.

Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past 5 years.  Certain information reflects financial results for a single Fund share.  Total return shows how much your investment in the Fund(s) would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.  These figures have been audited by Ernst & Young LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report which is available upon request.

Country Growth Fund

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2007	June 30, 2006	June 30, 2005	June 30, 2004	June 30, 2003
Class Y Shares
Net asset value, beginning of year	$24.16	$23.44	$22.28	$19.24	$19.48

Income from investment operations
Net investment income(2)	0.21	0.26	0.21	0.14	0.14
Net realized and unrealized gains (losses)	3.53	1.16	1.17	3.03	(0.26)
Total from investment operations	3.74	1.42	1.38	3.17	(0.12)

Less Distributions
Dividends on net investment income	(0.28)	(0.20)	(0.22)	(0.13)	(0.12)
Distribution from capital gains	(1.24)	(0.50)	–	–	–
Total distributions	(1.52)	(0.70)	(0.22)	(0.13)	(0.12)

Net asset value, end of year	$26.38	$24.16	$23.44	$22.28	$19.24

Total investment return	16.22%	6.10%	6.23%	16.54%	(0.58%)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$204,771	$197,245	$190,955	$175,300	$150,560
Ratio of expenses to average net assets:
Before expense waiver	1.20%	1.25%	1.25%	1.25%	1.16%
After expense waiver	1.19%	1.23%	1.24%	1.24%	1.14%
Ratio of net investment income to average net assets:
Before expense waiver	0.83%	1.03%	0.92%	0.64%	0.78%
After expense waiver	0.84%	1.05%	0.93%	0.65%	0.80%
Portfolio turnover rate(1)	33.17%	18.82%	14.57%	12.41%	9.94%

Country Growth Fund

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2007	June 30, 2006	June 30, 2005	June 30, 2004	June 30, 2003
Class A Shares
Net asset value, beginning of year	$24.18	$23.46	$22.30	$19.26	$19.47

Income from investment operations
Net investment income	0.22	0.25	0.23	0.14	0.14 (2)
Net realized and unrealized gains (losses)	3.52	1.17	1.15	3.03	(0.23)
Total from investment operations	3.74	1.42	1.38	3.17	(0.09)

Less Distributions
Dividends on net investment income	(0.28)	(0.20)	(0.22)	(0.13)	(0.12)
Distribution from capital gains	(1.24)	(0.50)	–	–	–
Total distributions	(1.52)	(0.70)	(0.22)	(0.13)	(0.12)
Net asset value, end of period	$26.40	$24.18	$23.46	$22.30	$19.26

Total investment return(3)	16.21%	6.10%	6.22%	16.52%	(0.42%)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$20,550	$12,981	$9,594	$6,175	$2,375
Ratio of expenses to average net assets:
Before expense waiver	1.20%	1.25%	1.25%	1.25%	1.16%
After expense waiver	1.19%	1.23%	1.24%	1.24%	1.14%
Ratio of net investment income to average net assets:
Before expense waiver	0.83%	1.03%	0.92%	0.64%	0.78%
After expense waiver	0.84%	1.05%	0.93%	0.65%	0.80%
Portfolio turnover rate(1)	33.17%	18.82%	14.57%	12.41%	9.94%

(1)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(2)	Net investment income per share represents net investment income for the respective period divided by the monthly average shares of beneficial interest outstanding throughout the period.
(3)	Total investment return does not reflect sales load.

Country Bond Fund

	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2007		June 30, 2006	June 30, 2005	June 30, 2004	June 30, 2003
Class Y Shares
Net asset value, beginning of year	$9.84		$10.34	$10.28	$10.98	$10.46

Income from investment operations
Net investment income	0.42		0.42	0.41	0.43	0.45
Net realized and unrealized gains (losses)	0.07		(0.49)	0.17	(0.40)	0.53
Total from investment operations	0.49		(0.07)	0.58	0.03	0.98

Less Distributions
Dividends on net investment income	0.42		(0.42)	(0.42)	(0.42)	(0.45)
Distribution from capital gains	(0.00	)(3)	(0.01)	(0.10)	(0.31)	(0.01)
Total distributions	(0.42)		(0.43)	(0.52)	(0.73)	(0.46)
Net asset value, end of year	$9.99		$9.84	$10.34	$10.28	$10.98

Total investment return	5.08%		(0.67)%	5.74%	0.43%	9.59%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$131,593		$60,151	$48,166	$39,813	$47,784
Ratio of expenses to average net assets:
Before expense waiver	0.91%		1.22%	1.24%	1.18%	1.12%
After expense waiver	0.85%		0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets:
Before expense waiver	4.16%		3.88%	3.61%	3.62%	3.88%
After expense waiver	4.22%		4.25%	4.00%	3.95%	4.15%
Portfolio turnover rate(1)	25.97%		17.46%	27.37%	77.46%	74.73%

Country Bond Fund

	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2007		June 30, 2006	June 30, 2005	June 30, 2004	June 30, 2003
Class A Shares
Net asset value, beginning of year	$9.92		$10.42	$10.36	$11.05	$10.54

Income from investment operations
Net investment income	0.42		0.42	0.41	0.43	0.45
Net realized and unrealized gains (losses)	0.07		(0.49)	0.17	(0.39)	0.52
Total from investment operations	0.49		(0.07)	0.58	0.04	0.97

Less Distributions
Dividends on net investment income	(0.42)		(0.42)	(0.42)	(0.42)	(0.45)
Distribution from capital gains	(0.00	)(3)	(0.01)	(0.10)	(0.31)	(0.01)
Total distributions	(0.42)		(0.43)	(0.52)	(0.73)	(0.46)
Net asset value, end of period	$9.91		$9.92	$10.42	$10.36	$11.05

Total investment return(2)	5.15%		(0.76)%	5.69%	0.53%	9.42%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$6,567		$3,479	$2,804	$1,993	$1,137
Ratio of expenses to average net assets:
Before expense waiver	0.91%		1.22%	1.24%	1.18%	1.12%
After expense waiver	0.85%		0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets:
Before expense waiver	4.16%		3.88%	3.61%	3.62%	3.88%
After expense waiver	4.22%		4.25%	4.00%	3.95%	4.15%
Portfolio turnover rate(1)	25.97%		17.46%	27.37%	77.46%	74.73%

(1)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(2)	Total investment return does not reflect sales load.
(3)	Amount less than $0.005 per share.

Additional Information
Annual/Semi-Annual Report to Shareholders:

Additional information about each Fund’s investments is available in the annual and semi-annual reports to shareholders.  In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI contains more detailed information on all aspects of the Funds.  It has been filed with the Securities and Exchange Commission and is incorporated by reference.

To request a free copy of the current annual/semi-annual report or SAI, or to request other information about the Funds or to make shareholder inquiries,  please write or call

COUNTRY Funds
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-800-245-2100

or contact

COUNTRY Trust Bank
(309) 821-4600

A free copy of the current SAI, annual report and semi-annual report can also be obtained on the Funds’ website at www.countrymutualfunds.com.

Information about the Funds (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090 or at 800-SEC-0330.  Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov.  You may request documents from the SEC, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.  To aid you in obtaining this information, the Funds’ 1940 Act registration number is 811-10475.

Investment management, retirement, trust and planning services provided by COUNTRY Trust Bank

COUNTRY Trust Bank
1705 Towanda Avenue, P.O. Box 2020
Bloomington, IL 61701
www.countrymutualfunds.com

SEC file # 811-10475

STATEMENT OF ADDITIONAL INFORMATION

October 29, 2007

COUNTRY Growth Fund
COUNTRY Bond Fund
Each a series of COUNTRY Mutual Funds Trust

1705 Towanda Avenue
Bloomington, IL  61701
(309) 821-4600

This Statement of Additional Information is not a prospectus and is intended only to provide additional information regarding the activities and operations of the Funds.  It should be read in conjunction with the Funds’ Prospectus dated October 29, 2007, and is incorporated by reference in its entirety into the Prospectus.  Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectus.  The Funds’ most recent Annual Report and Semi-Annual Report to Shareholders are separate documents that are incorporated by reference in this Statement of Additional Information.  The Prospectus, Annual Report and Semi-Annual Report may be obtained without charge from COUNTRY Fund Management, a Department of COUNTRY Trust Bank, 1705 Towanda Avenue, Bloomington, IL 61701, or by contacting the Funds’ principal underwriter, Quasar Distributors, LLC, 615 E. Michigan Street, Milwaukee, WI 53202, (1-800-245-2100).

History of the Funds

This Statement of Additional Information pertains to COUNTRY Mutual Funds Trust, a Delaware statutory trust incorporated August 13, 2001 (the “Trust”).  Effective October 31, 2001, COUNTRY Mutual Funds Trust became the successor in interest to four Maryland corporations, COUNTRY  Growth Fund, Inc., COUNTRY Asset Allocation Fund, Inc., COUNTRY Tax Exempt Bond Fund, Inc., and COUNTRY Taxable Fixed Income Series Fund, Inc., through a reorganization approved by shareholders of each of the funds.

COUNTRY Mutual Funds Trust consists of four funds (series).  Two  of the funds are sold to insurance company separate accounts in connection with variable annuity contracts or variable life insurance policies.  This Statement of Additional Information does not pertain to those funds and does not modify the information provided in relation to those funds.  This Statement of Additional Information pertains to the following funds (each a “Fund,” and collectively, the “Funds”) described herein:

COUNTRY Growth Fund (“Growth Fund”)
COUNTRY Bond Fund (“Bond Fund”)

Each of the Funds issues Class A shares that are subject to a front-end sales load as described in the Prospectus.  Each of the Funds issues Class Y shares that are not subject to a sales load.  Both classes of all Funds have a Distribution Plan under Rule 12b-1.

Classification:
The Funds are classified as open-end, management investment companies.  The Funds are diversified, which means that, with respect to 75% of its total assets, a Fund will not invest more than 5% of its assets in the securities of any single issuer (other than securities issued by the U. S. government or its agencies or instrumentalities or securities of open end investment companies to the extent permitted by the Investment Company Act of 1940 (“the 1940 Act”)).

Description of Investments and Risks

The following paragraphs provide a more detailed description of the investment policies and risks of the Funds as described in the Prospectus.  None of these investment policies are fundamental and may be changed by the Board of Trustees of the Trust (“Board”).

Credit Quality:

The following section describes credit quality ratings applicable to various types of investments of the Funds. Under normal circumstances, the Funds will not purchase investments below these ratings.  However, each Fund may purchase investments which, although not rated, are considered by management to have investment quality comparable to the applicable minimum rating.  In the event a security held by the Fund is downgraded below the minimum rating stated below, the investment advisor shall promptly reassess the risks involved and take such actions as it determines are in the best interests of the Fund and its shareholders.

Growth Fund:  When investing in fixed income securities, the Growth Fund’s management intends to invest in those securities which are rated at the time of purchase within the four highest grades assigned by Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A, or Baa) or Standard & Poor’s (“S&P”)(AAA, AA, A, or BBB).

Bond Fund:  At least 80% of the Fund’s net assets will consist of obligations of corporations or other entities which, at the time of purchase by the Fund are rated at least “A-” by S&P or “A3” by Moody’s, and of securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities.  Up to 20% of the Fund’s net assets may consist of commercial paper of U.S. issuers rated “A-1” or “A-2” by S&P or “P-1” or “P-2” by Moody’s, certificates of deposit, time deposits and bankers’ acceptances, and bonds which are rated in any category lower than “A-” by S&P and “A3” by Moody’s.  When deemed necessary for temporary defensive purposes, the Fund’s investment in commercial paper, certificates of deposit, time deposits and bankers’ acceptances may exceed 20% of its net assets, although the Fund currently does not intend to invest more than 5% of its assets in any one of these types of instruments.  Commercial paper and certificates of deposit could be over 5%.  Under no circumstances will the Fund invest more than 20% of its net assets in corporate bonds which are rated lower than “A-” by S&P and “A3” by Moody’s or are unrated.  Obligations rated “BBB” by S&P and “Baa” by Moody’s are considered investment grade obligations which lack outstanding investment characteristics and may have speculative characteristics as well.

Description of Investments:
Shareowners should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Funds.  Unless otherwise indicated, all percentage limitations governing the investments of the Funds apply only at the time of transaction.  Under normal circumstances, only the Funds indicated will invest in each type of security.

Fixed-Income Securities:
All Funds may invest in fixed-income securities.  Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are affected by changes in interest rates.  In general, bond prices rise when interest rates fall and fall when interest rates rise.  The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities.  Once the rating of a portfolio security has been changed, the Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.

Foreign Securities:
Since the Growth Fund and up to 10% of the Bond Fund may be invested in securities of foreign issuers, the Funds may be subject to investment risks that are greater in some respects than those incurred by a portfolio which invests only in securities of U.S. domestic issuers.  Such risks include future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls, the possible seizure or nationalization of foreign deposits, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such securities.

Forward Commitments and When-Issued Securities:
The Bond Fund and Growth Fund may purchase securities on a forward commitment or when-issued basis, which means that the price is fixed at the time of commitment, but delivery and payment ordinarily take place a number of days after the commitment to purchase.  The Funds will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Funds may sell these securities before the settlement date if it is deemed advisable.  To facilitate purchases, equivalent deliverable securities will be pledged for the transactions.  On delivery dates for such purchases, the Funds will meet the purchase obligations from maturities, sales or other securities or from other available sources of cash.  During the time the purchase is outstanding, the contract is marked to market daily and included on the Funds’ Schedule of Investments.  The Funds will not accrue income in respect of a forward commitment or when-issued security prior to its stated delivery date.

Securities purchased on a forward commitment or when-issued basis and the debt securities in general, are subject to changes in value (both generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the publics perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates.  Securities purchased on a forward commitment or when-issued basis may expose the Fund to risk because they may experience such fluctuations prior to their actual delivery.  Purchasing securities on a forward commitment or when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.  Purchasing securities on a forward commitment or when-issued basis when the Funds are fully or almost fully invested may result in greater potential fluctuation in the value of the Funds’ net assets and their net asset value per share.

Government Securities:
Both Funds may invest in certain securities issued or guaranteed by the U.S. government or its agencies or instrumentalities which includes U.S.  Treasury securities, which differ in their interest rates, maturities and times of issuance.  Treasury bills have a maturity of one year or less.  Treasury notes have a maturity of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance.  Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury.  Other obligations such as those of the Federal Home Loan Bank, are supported only by the credit of the instrumentalities. Government securities may have fixed, floating or variable rates of interest.  Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates.  No assurance can be given that the U.S. government would provide financial support to U.S. government instrumentalities as it is not obligated to do so by law.  The Funds will invest in such securities only when they are satisfied that the credit risk with respect to the issuer is minimal.

Mortgage-Related Securities:
The Bond Fund may invest in mortgage-related securities which are collateralized by pools of mortgage loans assembled for sale to investors by various governmental agencies, such as Government National Mortgage Association and government-related organizations such as Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, as well as by private issuers such as commercial banks, savings and loan institutions, mortgage banks and private mortgage insurance companies, and similar foreign entities.  Mortgage-related securities are a form of derivative securities.  The mortgage-related securities in which the Funds may invest include those with fixed, floating and variable interest rates and those with interest rates that change based on multiples of changes in interest rates.  Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.  If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of certain mortgage-backed securities are inversely affected by changes in interest rates.  However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgage underlying the security are more likely to be prepaid.  For this and other reasons, a mortgage-related security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgage and, therefore, it is not possible to predict accurately the security’s return to the Fund.  The Fund also may invest in collateralized mortgage obligations structures on pools of mortgage pass-through certificates or mortgage loans.  The issuers of collateralized mortgage obligations typically do not have assets other than those pledged to secure separately the obligations.  Holders of these obligations must rely principally on distributions on the underlying mortgage-related securities and other collateral securing the obligations for payments of principal and interest on the obligations.  If the collateral securing the obligations is insufficient to make payments on the obligations, a holder could sustain a loss.  Collateralized mortgage obligations will be purchased only if rated in one of the two highest rating categories by a nationally recognized statistical rating organization such as Moody’s or S&P.

Municipal Bonds:
The Bond Fund may purchase municipal bonds which are generally debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities.  They are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as: airports, bridges, highways, hospitals, housing, mass transportation, schools, streets, and water and sewer works.  Other public purposes for which municipal bonds may be issued include obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities.  In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide: privately-operated housing facilities, airports, mass transit, industrial port or parking facilities, air or water pollution control facilities and certain facilities for water supply, gas, electricity or sewage or solid waste disposal.  Other types of facilities and certain industrial development bonds, the proceeds of which are used for the acquisition, construction, reconstruction or improvement of or to provide equipment for privately-operated industrial or commercial facilities, may qualify as municipal bonds, although current Federal tax laws place substantial limitations on the size of such funds.  Moreover, when an industrial development bond is backed only by the assets and revenue of the non-governmental user, then such non-governmental user is deemed to be the issuer.

The two principal classifications of municipal bonds are “general obligation bonds” and “revenue bonds.”  General obligation bonds are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest.  The taxes or special assessments that can be levied for the payment of debt service may be limited or unlimited as to rate or amount.  Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power.  Tax exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the insurer of such bonds.  There are variations in the security of municipal bonds, both within a particular classification and between classifications.  The Fund’s portfolio may consist of any combination of general obligation bonds, revenue bonds, and industrial revenue bonds, and it can be expected that the ratios of such bonds will vary from time to time.

Yields on municipal bonds are dependent on, among other things, general money market conditions, conditions of the municipal bond market, size of a particular offering, maturity of the obligation, the financial condition of the issuer, and the rating of the issue.  Additionally, the imposition of the Fund’s management fee, as well as other operating expenses, will have the effect of reducing the yield to investors.

Repurchase Agreements:
Both Funds may enter into repurchase agreements which are transactions in which the Funds purchase a security (usually a U.S. government obligation) and simultaneously obtain the commitment of the seller to repurchase the security at an agreed upon price on an agreed upon date.  The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. Such transactions afford an opportunity for a Fund to earn a return on cash which is only temporarily available.  The Fund’s risk is limited to the ability of the seller to pay the agreed upon sum upon the delivery date, but the seller’s obligation is in effect secured by the value of the underlying security.  The Funds will only invest in repurchase agreements of domestic banks maturing in seven days or less and will not invest in repurchase agreements of broker-dealers.

If the seller of a repurchase agreement should default on its obligation to repurchase the securities, a Fund may experience delays or difficulties in exercising its rights upon the securities held as collateral and might incur a loss if the value of the securities should decline.  A Fund also might incur disposition costs in connection with liquidating the securities.  While the Funds acknowledge these risks, it is expected that they can be controlled through careful monitoring procedures offered by the advisor.

Restricted Securities:
The Funds will not make any investment in restricted securities (excluding securities which are eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended).

Securities of Other Investment Companies:
The Funds may invest in shares of other investment companies to the extent permitted by the1940 Act, or any rules and/or exemptive orders issued thereunder.  To the extent the Funds invest in shares of an investment company, they will bear their pro rata share of the other investment company’s expenses, such as investment advisory and distribution fees and operating expenses.  These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

Normal and Temporary Defensive Cash Positions:
Both Funds invest a portion of their assets in cash deposits or short-term bank deposits, shares of money market funds and money market instruments which include U.S.  Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, or banker’s acceptances.  During periods of unusual economic or market conditions or for temporary defensive purposes, each Fund may increase its investment in cash or related investments.

Zero Coupon Securities:
The Bond Fund may invest in zero coupon U.S. Government securities, which are U.S. Government obligations that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons.  The Fund also may invest in zero coupon securities issued by corporations and financial institutions and by foreign governments where such securities are denominated in U.S. dollars.  A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity.  The amount of the discount fluctuates with the market price of the security.  The market prices of zero coupon securities generally are more volatile than the market price of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

Investment Restrictions

Fundamental Investment Restrictions
The following investment restrictions are considered fundamental which means that they may only be changed by the vote of a majority of a Fund’s outstanding shares, which as used herein and in the Prospectus, means the lesser of: (1) 67% of such Fund’s outstanding shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of such Fund’s outstanding shares.

Restrictions Applicable to Both Funds

No Fund will:

•	Borrow money or authorize or issue any class of senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

•
Underwrite or participate in the underwriting of securities of other issuers, except when it might technically be deemed to be an underwriter either (a) in connection with the disposition of a portfolio security, or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective.  This restriction shall not limit the Funds’ ability to invest in securities issued by other registered investment companies.

•
Purchase or sell real estate, commodities, or commodity contracts.  However, subject to other investment policies and restrictions the Funds may invest in securities of companies that deal in real estate or are engaged in the real estate business.  A Fund may hold and sell real estate acquired through default, liquidation or other distribution of an interest in real estate as a result of the Fund’s ownership of securities.

•	Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

•
Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or if it would own more than 10% of the voting securities of such issuer, except that (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

•
Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that:  (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States (tax exempt securities only), or any of their agencies, instrumentalities or political subdivisions, and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

Non-Fundamental Investment Restrictions
The following restrictions are imposed by the management of the Funds, and may be modified by the Board of Trustees of the Funds without shareholder approval.  All restrictions listed in this Statement of Additional Information other than those listed above as fundamental investment restrictions are non-fundamental.  In addition to other restrictions previously noted,

Each Fund will not:

•	Invest in companies for purposes of exercising control or management.

•
Buy from or sell portfolio securities to any of its officers, trustees, employees, advisor or underwriter as principals except as otherwise approved by the Board of Trustees and in accordance with Section 17 of the 1940 Act.

•	Purchase securities on margin, effect a short sale of any security, purchase or sell puts, calls, straddles or spreads, or participate in any joint or joint and several trading accounts.

•	Purchase or retain securities of any company if persons affiliated with such fund or its advisor, as a group, beneficially own more than 1% of the securities of such a company.

•
Invest more than 15% of its net assets in illiquid securities.  A security is illiquid if it cannot be disposed of in seven (7) days at a price approximately equal to the price at which the Fund is valuing the security.

•	Invest in investment companies, except in accordance with the restrictions imposed by the 1940 Act.

The Bond Fund will not:

•	Invest less than 80% of its net assets in bonds.

Portfolio Turnover

The table below indicates each Fund’s portfolio turnover for the two most recently completed fiscal years and is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

	Fiscal Year	Fiscal Year
Fund Name	Ended 6/30/07	Ended 6/30/06

Growth Fund	33.17%	18.82%
Bond Fund	25.97%	17.46%

A portfolio turnover of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a year.  The amount of brokerage commissions will tend to increase as the level of portfolio activity increases. High portfolio turnover may result in the realization of substantial net capital gains or losses.

Portfolio Holdings Information

The advisor and the Funds are subject to portfolio holdings disclosure policies that have been approved by the Board of Trustees.  These policies govern the timing and circumstances of disclosure to shareholders and third parties about the portfolio investments which the Funds hold.

Disclosure of the Funds’ complete holdings is required to be made within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

Pursuant to the Funds’ portfolio holdings disclosure policies, information about the Funds’ portfolio holdings is not distributed to any person unless:

•	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;
•
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information; or the disclosure is made pursuant to the advisor or U.S. Bancorp Fund Services, LLC’s (“USBFS”) disclosure policies and procedures, which currently provide for the delivery of information regarding Fund portfolio holdings to rating and/or ranking organizations including, without limitation, Lipper, Morningstar, Standard & Poor’s, and Bloomberg, which delivery currently occurs between the fifth and the tenth business day of the month following the end of a calendar quarter, provided that disclosure and trading prohibitions are in place;

•
The disclosure is made to internal or affiliated parties involved in the investment process, including, but not limited to, the administration, operations, pricing, proxy voting, custody, accounting, oversight, counsel, or regulation of the Funds;

•
The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public, such as on the Funds’ website; or the disclosure is made with the prior written approval of either the Trust’s Controller or its Chief Compliance Officer.

The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information.  The portfolio holdings information that may be distributed is limited to the information that the Advisor believes is reasonably necessary in connection with the services to be provided by the service provider receiving the information.  Any disclosures to additional parties not described above is made with the prior written approval of either the Trust’s Chief Compliance Officer or Treasurer, pursuant to the Funds’ policies regarding disclosure of portfolio holdings.

In each instance, a determination is made that such advance disclosure is in the best interest of the Funds’ shareholders and supported by a legitimate business purpose.  The recipients are subject to an independent duty not to disclose or trade on the nonpublic information.

In the event of a conflict between the interests of the Funds and the interests of the advisor or an affiliated person of the advisor, the Chief Compliance Officer (“CCO”) of the advisor, in consultation with the Funds’ Treasurer, shall make a determination in the best interest of the Funds, and shall report such determination to the advisor’s Board of Directors and to the Funds’ Board of Trustees at the end of the quarter in which such determination was made.  Any employee of the advisor who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

The Funds’ Trustees will be provided at least annually a list of entities that have received such information, the frequency of such disclosures and the business purposes of the disclosures.

No compensation or other consideration (as contemplated by SEC rules and regulations) is received by the Funds, their investment advisor, or any other party in connection with the ongoing arrangements described above.

Management of the Funds

Trustees and Officers of the Funds
The operations of each Fund are under the direction of a Board of Trustees who have been elected by the shareholders of COUNTRY Mutual Funds Trust.  The Board establishes each Fund’s policies and oversees and reviews the management of each Fund.  The Board meets regularly to review the activities of the officers, who are responsible for day-to-day operations of the Funds.  To assist the trustees and officers in carrying out their duties and responsibilities, the Funds have employed COUNTRY Fund Management, a department of COUNTRY Trust Bank as their investment advisor.  The Board reviews the various services provided by the advisor to ensure that each Fund’s general investment policies and programs are being carried out and administrative services are being provided to the Funds in a satisfactory manner.

The trustees and executive officers of the Funds and their principal occupations during the past five years are set forth below.  Trustees are elected to serve until the next meeting of shareholders or until their successors are elected and qualified.  Officers are elected annually by the Trustees to serve for one year or until the next election of officers of the Trust.  The table below indicates that the Board of Trustees currently consists of six trustees that are not considered to be “interested persons” (as that term is defined in the 1940 Act) (“Independent Trustees”) and two trustees that are considered to be interested persons of the Funds.  All trustees classified by the Funds as “interested trustees” also serve as directors of Illinois Agricultural Association (“IAA”), Illinois Agricultural Holding Co. (“IAHC”), COUNTRY Life Insurance Company (“CLIC”), COUNTRY Mutual Insurance Company (“CMIC”) and COUNTRY Trust Bank (“CTB”). IAA owns 96.7% of the outstanding voting securities of IAHC.  IAHC owns 99.9% of the outstanding stock of CLIC.  CLIC owns 100% of the outstanding stock of CTB.  Philip T. Nelson serves as Trustee and as President of CLIC, CTB, IAHC and IAA.

Board of Trustees

Name, Address, and Age(1)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Nancy J. Erickson, 50	Trustee	1995-Present	Farmer; President of McHatton Farm Management, Inc., 1982 to date.	4	None
William G. Beeler, 68	Trustee	2005-Present	Farmer; State Executive Director USDA, Farm Service Agency 1983 to 1993; Chairman, Environment Committee to Study McLean County into the 21stCentury; Past Chairman, McLean County Cooperative Extension Council; Past Member, McLean County Zoning Board of Appeals; McLean County Regional Planning Commission; Past Chairman, McLean County Livestock Association.	4	None

Name, Address, and Age(1)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Charlot R. Cole, 66	Trustee	1996-Present	Farmer; Property Developer, 1979 to date; Member Macoupin-Greene County Cooperation Extension Council (formerly Macoupin County Cooperative Extension Council), 1992 to date and President, 1995 to date; Secretary / Treasurer, Cole Farms, Inc., 1993 to date.	4	None
Roger D. Grace, 60	Trustee	2001-Present	Farmer; Director, Illini FS, Inc., 1990 to 2006; Secretary, Illini FS, Inc., 1997 to 2006.	4	None
Robert W. Weldon, 73	Trustee & Chairman of the Board	2003-Present	Retired; Board Member: Town of Normal Police Pension Board, 2001 to date; Vice President-Finance & Treasurer: Illinois Agricultural Association and Affiliated Companies, 1974 to 1998(3); Treasurer: IAA Trust Company (Now COUNTRY Trust Bank), 1974 to 1998.	4	None

Name, Address, and Age(1)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Carson H. Varner, Jr., 62	Trustee	March 2007- Present	Farm Manager; Professor of Business Law, College of Business, Illinois State University, 1984 to date; Farm Manager, Varner Farms, Edgar County, Illinois, 1980 to date	4	None
Interested Trustees(2)
Philip T. Nelson, 50	Trustee & President	2003-Present	Farmer; Director and President: Illinois Agricultural Association and Affiliated Companies, 2003 to date(3); Director and President & Chairman of the Board: COUNTRY Trust Bank, 2003 to date; Director: American Farm Bureau Federation and certain of its Affiliated Companies, 2004 to date.	4	None
William H. Olthoff, 64	Trustee	July 2007 – Present	Farmer; Director: Illinois Agricultural Association and Affiliated Companies, 2000-date; Director: COUNTRY Trust Bank, 2003 to date.	4	None

(1)	The mailing address for all the Funds’ Officers and Trustees is in care of the COUNTRY Mutual Funds, 1705 Towanda Avenue, Bloomington, Illinois 61701.

(2)
Each of the interested Trustees/nominees either serves or served within the past two (2) years as a Director of the Illinois Agricultural Association (IAA), Illinois Agricultural Holding Co. (IAHC), COUNTRY Life Insurance Company (CLIC), COUNTRY Mutual Insurance Company (CMIC), and COUNTRY Trust Bank (CTB).  IAA owns 96.7% of the outstanding voting securities of IAHC.  IAHC owns 99.9% of the outstanding voting securities of CLIC.  CLIC owns 100% of the outstanding voting securities of CTB.  CLIC owns 100% of the outstanding voting securities of CCMC.

(3)
Affiliated Companies of the Illinois Agricultural Association include without limitation members of the COUNTRY Insurance & Financial Services Group, including COUNTRY Trust Bank and COUNTRY Capital Management Company, Illinois Agricultural Holding Co., AgriVisor Services, Inc., Illinois Agricultural Service Company, and IAA Foundation.

Officers

Name, Address, and Age(1)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Richard L. Guebert, Jr., 56	Vice President	2004 – Present
Director and Vice President:  Illinois Agricultural Association and Affiliated Companies:  2003 to
date; Vice President:  COUNTRY Trust Bank,
2003 to date; President-Randolph County Farm
Bureau, 1997 to 2003.  Farmer.

John D. Blackburn, 59	Vice President	2001-Present	Chief Executive Officer: COUNTRY Insurance & Financial Services(2), 2001 to date.
Robert W. Rush, Jr., 61	Vice President	1999-Present	Senior Vice President & Trust Officer: COUNTRY Trust Bank, 1999 to date.
Bruce D. Finks, 54	Vice President	1996-Present	Vice President - Investments: COUNTRY Trust Bank, 1995 to date.
Robert J. McDade, 38	Vice President	2003-Present
Vice President – Trust Services and Trust Officer:
COUNTRY Trust Bank, 2003 to date, Compliance
Officer, Anti-Money Laundering Compliance
Officer, 2003  to 2004.  Assistant General Counsel:
Illinois Agricultural Association, Office of the
General Counsel, 1995 to 2003 (Attorney:  1995 to
1998; General Attorney:  1998 to 2002).

Phillip T. Nelson, 50	President	2003-Present
Director and President:  Illinois Agricultural
Association and Affiliated Companies, 2003 to
date; Director and President and Chairman of the
Board: COUNTRY Trust Bank, 2003 to date;
Director:  American Farm Bureau Federation and
certain of its Affiliated Companies, 2004 to date.
Country Capital Management Company, President,
2003 to date.  Farmer.

Paul M. Harmon, 65	General Counsel Secretary	1996-Present 1995-Present
General Counsel:  Illinois Agricultural Association
and Affiliated Companies, 1996 to date; Secretary:
Illinois Agricultural Association and Affiliated
Companies, 1998 to date; General Counsel,
COUNTRY Trust Bank, 1996 to date; Secretary,
COUNTRY Trust Bank, 2000 to date; Chief Legal
Officer, COUNTRY Trust Bank, 2005 to date.

Kurt Bock, 54	Treasurer	2005 - Present
Vice President-Finance & Treasurer:  Illinois
Agricultural Association and Affiliated Companies,
2005 to date; Assistant Vice President-Finance &
Treasurer, Illinois Agricultural Association June 1
to June 30, 2005; Chief Executive Officer, IAA
Credit Union 2003 to 2005; Commander, United
States Air Force 2000 to 2003.

Peter J. Borowski, 57	Controller	2005 - Present	Vice President and Controller, COUNTRY Trust Bank, 2005 to date; Vice President and Corporate Controller, COUNTRY Insurance & Financial Services, 2003 to date [2]
Barbara L. Mosson, 55	Chief Compliance Officer, Anti-Money Laundering Compliance Officer	2004 – Present	Chief Compliance Officer, COUNTRY Trust Bank, 2000 to date.

(1)	The mailing address for all of the Funds’ Officers and Trustees is in care of the COUNTRY Mutual Funds, 1705 Towanda Avenue, Bloomington, Illinois, 61701.
(2)
COUNTRY Insurance & Financial Services is a group of insurance and financial services companies which includes: COUNTRY Mutual Insurance Company, COUNTRY Preferred Insurance Company, COUNTRY Casualty Insurance Company, COUNTRY Life Insurance Company, COUNTRY Investors Life Assurance Company, COUNTRY Medical Plans, Inc., COUNTRY Capital Management Company, COUNTRY Trust Bank, CC Services, Inc., and other Affiliated Companies.

Committees
The Funds currently have an Executive Committee, Nominating and Conflicts Committee, Audit Committee and Qualified Legal Compliance Committee.

Executive Committee:  The Executive Committee is currently comprised of Trustees Weldon, Nelson, Erickson, and Cole.  The Executive Committee is empowered to exercise any and all of the powers given to it by the Board of Trustees  in the management of the business and affairs of the Funds.  The Executive Committee did not hold any meetings between June 30, 2006 and June 30, 2007.

Nominating and Conflicts Committee:  The Nominating and Conflicts Committee is currently comprised of six (6) Independent Trustees: Trustees Erickson, Beeler, Cole, Grace, Varner and Weldon.  The function of the Nominating and Conflicts Committee is to nominate for election (or appointment) non-interested Trustees of the Funds and to monitor the Funds for conflicts.  The Nominating and Conflicts Committee met  three (3) times between June 30, 2006 and June 30, 2007.

The Nominating and Conflicts Committee will consider nominees nominated by shareholders.  Recommendations by shareholders for consideration by the Nominating and Conflicts Committee should be sent to COUNTRY Mutual Funds Trust, Office of the General Counsel, Secretary at the following address:  1701 N. Towanda Avenue, P.O. Box 2901, Bloomington, Illinois.  Submissions should include the proposed nominee’s name, age, business, and resident addresses, and principal occupation, and the number of shares of the Trust owned.  The submissions shall also include any material deemed relevant for the Committee’s review of the proposed nominee along with a signed consent by the proposed nominee verifying his or her willingness to serve as a Trustee, if elected.  Such recommendation must comply with the notice provisions set forth in the Trust By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the Trust not later than 100 days prior to the shareholder meeting at which such nominee would be voted on.

Audit Committee: The Audit Committee is currently comprised of six (6) Independent Trustees: Trustees Erickson, Beeler, Cole, Grace, Varner and Weldon.  The functions of the Audit Committee include recommending independent auditors to the Board, monitoring the independent auditors’ performance, reviewing the results of audits and responding to certain other matters deemed appropriate by the Board.  The Audit Committee was formed by the Board of Trustees on October 29, 2001 and met three (3) times between June 30, 2006 and June 30, 2007.

Qualified Legal Compliance Committee:  The Qualified Legal Compliance Committee is comprised of six (6) Independent Trustees:  Trustees Erickson, Beeler, Cole, Grace, Varner and Weldon.  The function of the Qualified Legal Compliance Committee includes monitoring and handling any report of securities law violation in compliance with the Sarbanes-Oxley Act of 2002.  The Qualified Legal Compliance Committee was formed by the Board of Trustees on April 26, 2004 and did not hold any meetings between June 30, 2006 and June 30, 2007.

Trustees’ Holdings
The following table shows the Trustees’ ownership of the Funds’ Shares and of any other funds in the family of investments companies overseen by the Trustees as of December 31, 2006.

Equity Securities Beneficially Owned by Trustees(1)

Name of Trustee	Dollar Range of Equity Securities In The Funds	Aggregate Dollar Range of Equity Securities In All Funds Overseen Or To Be Overseen By Trustee Or Nominee In Family Of Investment Companies
Interested Trustees
Philip T. Nelson	Growth: $10,001-$50,000 Bond: None	$10,001-$50,000
William H. Olthoff(2)	Growth: $1-$10,000 Bond: None	$1-10,000
Non-Interested (Independent) Trustees
Charlot R. Cole	Growth: $10,001-$50,000 Bond: $1-$10,000	$10,001-$50,000
Nancy J. Erickson	Growth: $1 - $10,000 Bond: $10,001 - $50,000	$10,001 - $50,000
William G. Beeler	Growth: None Bond: None	None
Roger D. Grace	Growth: $1-$10,000 Bond: None	$1-$10,000
Robert Weldon	Growth: $50,001-$100,000 Bond: None	$50,001-$100,000
Carson H. Varner, Jr.(3)	Growth: None Bond: None	None
(1)	The dollar ranges of equity securities reflected in the table above are as follows: None; $1 to $10,000; $10,001 to $50,000; $50,001 to $100,000; or over $100,000.
(2)	Mr. Olthoff was appointed to the Board of Trustees in July 2007. Mr. Downs resigned from the Board on July 30, 2007.
(3)	Mr. Varner was appointed to the Board of Trustees in March 2007.

No trustee who is not an interested person of the Fund or immediate family member has, during the two most recently completed calendar years had:

•	any securities interest in the principal underwriter or investment adviser of the Funds or their affiliates (other than the Funds); or

•	any material interest, direct or indirect in any transaction or series of similar transactions, in which the amount involved exceeds $120,000; or

•
any trustee or indirect relationship, in which the amount involved exceeds $60,000 including payments for property or services to/from provision of legal services to, provision of investment banking services to (other than as a participating underwriting in a syndicate); or

•	any consulting or other relationship that is substantially similar in nature and scope to the foregoing relationships, with:

(i)	the Funds;
(ii)	An officer of the Funds;
(iii)
An investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) (15 U.S.C. 80a-3(c)(1) and (c)(7)), having the same investment advisor or principal underwriter as the Funds or having an investment advisor or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an investment advisor or principal underwriter of the Funds;

(iv)
An officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) (15 U.S.C. 80a-3(c)(1) and (c)(7)), having the same investment advisor or principal underwriter as the Funds or having an investment advisor or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an investment advisor or principal underwriter of the Funds;

(v)	An investment advisor or principal underwriter of the Funds;
(vi)	An officer of an investment advisor or principal underwriter of the Funds;
(vii)	A person directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Funds; or
(viii)	An officer of a person directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Funds;

(Excluding routine, retail relationships, including credit cards, bank or brokerage accounts, residential mortgages, insurance policies, etc.)

•
No officer of the investment advisor or principal underwriter of the Funds, or officers of persons directly or indirectly controlling, controlled by, or under common control with the investment advisor or principal underwriter of the Funds has served during the two most recently completed calendar years, on the Board of Trustees of a company where a trustee of the Funds who are not an interested person of the Funds or immediate family member of the trustee, was during the two most recently completed calendar years an officer.

Independent Trustee Ownership of Securities
No Independent Trustee (or his or her immediate family members) owns any securities of the advisor or the Distributor, or any securities of an entity controlling, controlled by or under common control with the advisor or the Distributor (not including registered investment companies), as of December 31, 2006.

Compensation of Trustees
The trustees of the Funds receive a trustees’ fee of $1500 per quarter.  The trustees may also be reimbursed for travel expenses for each meeting of the Board of Trustees attended, and while engaged in special work authorized by the President of the Funds or by the Board of Trustees.    Trustees and officers of the Trust who are also officers, directors, or employees of the advisor do not receive any remuneration from the Funds for serving as trustees or officers.  The Funds do not provide any pension or retirement benefits for the trustees.

The following table provides information regarding the compensation paid by the Funds to the trustees for their services during the fiscal year ended June 30, 2007.

Name Of Trustee	Aggregate Compensation From Each Fund	Aggregate Compensation From All Series in the Trust	Pension Or Retirement Benefits Accrued As Part Of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust And Fund Complex Paid To Trustee(1)
Charlot R. Cole, Trustee	Growth: $1,648 Bond: $807	$3,379	$0	$0	$3,379
Nancy J. Erickson, Trustee	Growth: $1,644 Bond: $806	$3,372	$0	$0	$3,372
Philip T. Nelson, Trustee	Growth: $0 Bond: $0	$0	$0	$0	$0
William G. Beeler, Trustee	Growth: $1,484 Bond: $728	$3,042	$0	$0	$3,042
Leland A. Strom, Trustee (2)	Growth: $980 Bond: $402	$1,820	$0	$0	$1,820
David A. Downs, Trustee(3)	Growth: $0 Bond: $0	$0	$0	$0	$0
Roger D. Grace, Trustee	Growth: $1,565 Bond: $767	$3,209	$0	$0	$3,209
Robert W. Weldon, Trustee	Growth: $1,762 Bond: $810	$3,451	$0	$0	$3,451
Carson Varner, Trustee(2)	Growth: $324 Bond: $193	$750	$0	$0	$750
William H. Olthoff, Trustee(3)	Growth: $0 Bond: $0	$0	$0	$0	$0
(1)	The Fund complex includes one investment company i.e., the Trust (consisting of four portfolios). Prior to September 22, 2006, the Trust consisted of six portfolios.

(2)	Mr. Strom resigned from the Board on December 11, 2006. Mr. Varner was appointed to the Board of Trustees in March 2007.

(3)	Mr. Downs resigned from the Board on July 30, 2007. Mr. Olthoff was appointed to the Board of Trustees in July 2007.

Codes of Ethics

The Funds, the advisor and Distributor have adopted Codes of Ethics as required by applicable law, which are designed to prevent affiliated persons of the Funds, their advisor, and Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code of ethics).  There can be no assurance that the Code of Ethics will be effective in preventing such activities.  These Codes of Ethics permit personnel to invest in securities for their own accounts, subject to certain conditions.

The Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room located at 100 F Street, NE, Washington, DC  20549.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The Codes of Ethics are available on the SEC’s website (http://www.sec.gov) and copies may also be obtained at prescribed rates by electronic request at publicinfo@sec.gov, or by writing the SEC’s Public Reference Section at the address listed above.

Proxy Voting and Principal Holders of Securities

The Funds have authorized the advisor to vote proxies for stocks and other investments that are held within the portfolios of the Funds on behalf of their shareholders.

The advisor’s authority to vote proxies or to act with respect to other shareholder actions is established through the delegation of discretionary authority under its investment advisory contract with the Funds.  The advisor votes all proxies and acts on all other shareholder actions in a timely manner as part of its discretionary authority and in accordance with these procedures.

When exercising voting authority for the Funds, it is the policy of the advisor to promote the interest of the Funds’ shareholders and to place the Funds’ shareholders’ interests first.

In order to cast an informed vote on important matters affecting companies whose stock and other investments are held for the Funds’ shareholders, the advisor will:

•	Calendar and monitor shareholder meetings.
•	Monitor corporate actions and events related to proxy solicitations.
•	Analyze and evaluate proxy solicitations when received.
•	Identify material conflicts of interest which could affect how proxies are voted.
•	Obtain client direction or consent in matters involving material conflicts of interest.
•	Conduct research appropriate to the matters(s) presented for voting.
•	Document voting decisions, including instances where voting is not exercised.
•	Retain voting records in an easily accessible format for six years, the first two years on premises.

Conflicts of Interest
The advisor will take all necessary steps to ensure that proxies are voted in the best interests of the Funds’ shareholders.  The investment advisor seeks to identify potential material conflicts of interest between the Fund(s), on the one hand, and the advisor and/or the Distributor, on the other hand, through enforcement of its Code of Ethics and other policies and procedures, including disclosing outside business interests, other business activities, personal securities holdings and transactions.

Voting Proxies
Each proxy issue will be considered individually.  The advisor will conduct appropriate research for the issues presented for voting.

Routine proposals that do not change the structure, bylaws or operations of the corporation at the expense of the shareholders will usually be voted with management.  Proposals that have the effect of restricting the ability of shareholders to realize the full potential value of their investment will usually be opposed.  Other issues will be evaluated on a case-by-case basis.

The Trust is required to annually file Form N-PX, which lists the Funds’ complete proxy voting record for the 12-month period ending June 30.  The Funds’ proxy voting record is available without charge, upon request, by calling toll-free 1-800-245-2100 and on the SEC’s website at http://www.sec.gov.

Control Persons and Principal Holders of Securities

Ownership of 25% or more of a voting security is deemed “control” as defined in the 1940 Act.  So long as 25% of a Fund is so owned, such owners will be presumed to be in control of such Fund for purposes of voting on certain matters submitted to a vote of shareholders.  Principal holders own of record or beneficially 5% or more of a Fund’s outstanding voting securities.

Control Persons
As of September 30, 2007, COUNTRY Trust Bank owned of record, for the benefit of its customers, the following shares (and corresponding percentage) of the issued and outstanding capital stock of each Fund:

Control Persons of the COUNTRY Growth Fund

Name and Address	Shares	% Ownership	Type of Ownership
COUNTRY Trust Bank 1705 Towanda Avenue Bloomington, IL 61701	5,365,400	58.4%	Record

Control Persons of the COUNTRY Bond Fund

Name and Address	Shares	% Ownership	Type of Ownership
COUNTRY Trust Bank 1705 Towanda Avenue Bloomington, IL 61701	12,821,164.6	92.5%	Record

COUNTRY Fund Management is a Department of COUNTRY Trust Bank, whose address is 1705 Towanda Avenue, Bloomington, Illinois, 61701.  COUNTRY Trust Bank is organized as a federal thrift.  COUNTRY Life Insurance Company owns 100% of the outstanding voting securities of COUNTRY Trust Bank.  Substantially all of the issued and outstanding voting securities of COUNTRY Life Insurance Company are owned by Illinois Agricultural Holding Co. and approximately 97% of the outstanding voting securities of this latter company are owned by Illinois Agricultural Association.  Each of these companies is incorporated in Illinois.  The home office address for Illinois Agricultural Holding Co., Illinois Agricultural Association and COUNTRY Life Insurance Company is 1701 Towanda Avenue, Bloomington, Illinois.

Management Ownership
As of September 30, 2007, the officers and trustees of the Funds as a group owned less than 1% of the issued and outstanding capital stock of any Fund.

Investment Advisory and Other Services

The Investment Advisor
As of July 30, 2007, COUNTRY Fund Management, a department of COUNTRY Trust Bank, and a federally registered investment advisor, serves as Investment Advisor to the Funds of COUNTRY Mutual Funds Trust.

The Funds and the advisor have entered into investment advisory agreements with respect to each Fund which are renewable annually by the Board of Trustees or by votes of a majority of each Fund’s outstanding voting securities.  Any such renewals must also be approved by the votes of a majority of each Fund’s trustees who are not parties to the agreements or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approvals.  The agreements may be terminated without penalty at any time by the Board of Trustees of a Fund, by votes of the shareholders or by the advisor upon sixty days written notice.  The agreements terminate automatically if assigned.

For providing investment advisory services and assuming certain fund expenses, each Fund pays the advisor annual fees that are based on each Fund’s average daily net assets.  Such fees are computed on a daily basis and paid monthly.  The table below lists these annual fees~~,~~ as well as the total dollar amounts that each Fund paid the advisor for the last three fiscal years.

Advisory Fees for the
Fiscal Period Ended 06/30/2007

Fund Name	Advisory Rate	Advisory Fee Incurred	Advisory Fees Waived by Advisor	Advisory Fee Paid Net of Waiver

Growth Fund	0.75%	$ 1,676,310	$ 0	$ 1,676,310
Bond Fund	0.50%	$ 560,695	$ 48,121	$ 512,574

Advisory Fees for the
Fiscal Period Ended 06/30/2006

Fund Name	Advisory Rate	Advisory Fee Incurred	Expenses Reimbursed by Advisor	Advisory Fee Paid Net of Reimbursement

Growth Fund	0.75%	$ 1,597,732	$ 0	$ 1,597,732
Bond Fund	0.75%	$ 415,658	$ 199,659	$ 215,999

Advisory Fees for the
Fiscal Period Ended 06/30/2005

Fund Name	Advisory Rate	Advisory Fee Incurred	Expenses Reimbursed by Advisor	Advisory Fee Paid Net of Reimbursement

Growth Fund	0.75%	$ 1,407,761	$ 0	$ 1,407,761
Bond Fund	0.75%	$ 345,431	$ 175,645	$ 169,786

Portfolio Managers
The following table shows the number of other accounts managed by the Funds’ portfolio managers and the total assets in the accounts managed within various categories as of June 30, 2007.

Growth Fund

				With Advisory Fee based on performance
Portfolio Manager	Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets
John Enlund	Registered Investment Companies	2	$239,928,112	0	0
	Other pooled investment vehicles	0	$0	0	0
	Other accounts	4	$659,103,651	0	0
Derek Vogler	Registered Investment Companies	2	$239,928,112	0	0
	Other pooled investment vehicles	0	$0	0	0
	Other accounts	65	$307,559,270	0	0
Gregory M. Winn	Registered Investment Companies	2	$239,928.112	0	0
	Other pooled investment vehicles	0	$0	0	0
	Other accounts	76	$67,042,063.6	0	0
Mike Ruesy	Registered Investment Companies	2	$239,928,112	0	0
	Other pooled investment vehicles	0	$0	0	0
	Other accounts	1	$634,387,781	0	0

Bond Fund

				With Advisory Fee based on performance
Portfolio Manager	Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets
John Jacobs	Registered Investment Companies	2	$152,683,867	0	0
	Other pooled investment vehicles	0	$0	0	0
	Other accounts	7	$8,103,459,097	0	0
Mark Burns	Registered Investment Companies	2	$152,683,867	0	0
	Other pooled investment vehicles	0	$0	0	0
	Other accounts	5	$8,101,058,344	0	0
Chad Hancock	Registered Investment Companies	2	$152,683,867	0	0
	Other pooled investment vehicles	0	$0	0	0
	Other accounts	5	$8,101,058,344	0	0
Darren Meyer	Registered Investment Companies	2	$152,683,867	0	0
	Other pooled investment vehicles	0	$0	0	0
	Other accounts	5	$8,101,058,344	0	0

Material Conflicts of Interest
There are currently no material conflicts of interest among the management of the individual Funds or between the Funds and other advisory client accounts managed by the advisor or the portfolio managers.  However, from time to time, potential conflicts of interest may arise between the portfolio manager’s management of the investments of the Fund, on the one hand, and the management of other funds, pooled investment vehicles and other accounts (collectively, “other accounts”), on the other.  The other accounts might have similar investment objectives or strategies as the Fund, track the same index the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund.

Knowledge and Timing of Fund Trades.  A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Fund.  Because of their positions with the Fund, the portfolio managers know the size, timing and possible market impact of the Fund’s trades.

Investment Opportunities.  A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines.  Often, an investment opportunity may be suitable for both the Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully.  Potential conflicts of interest may also arise when allocating and/or aggregating trades.  Portfolio managers aggregate into a single trade order several individual contemporaneous orders in a single security.  When trades are aggregated on behalf of more than one account, such transactions should be allocated to all participating accounts in a fair and equitable manner.

The Funds and other accounts are managed using a core philosophy and trades are allocated on a pro-rata basis to all accounts participating in a buy or sell action.  In all circumstances, portfolio managers will use best efforts to allocate transactions among the Funds and other accounts in a manner believed to be equitable to each, either with respect to a given transaction or considering all transactions over a reasonable period of time.  The advisor will use best efforts to ensure fairness to the Funds and other accounts, both in priority of execution or orders and in the allocation of the price obtained in the execution of trades.  As such, like orders received from multiple portfolio managers for multiple accounts will be processed on a first-in, first-out or otherwise equitable basis.

Compensation Structure
Portfolio managers receive no compensation either directly or indirectly from the Funds.  Portfolio managers are compensated from the advisor in the form of a fixed base salary and a bonus based on the financial performance and yearly return on revenue of the insurance and financial services companies doing business under the trade name of COUNTRY® Insurance & Financial Services.  The portfolio managers are subject to a standard company-wide system of performance measurement with standard annual salary and performance reviews.  Salary increases are based upon overall employee performance, tenure, experience and the comparative relationship of the individual’s salary to the estimated market value of the position.  One factor of a portfolio manager’s performance is his or her performance in managing or assisting in the managing of one or more of the COUNTRY Funds.  However, there is no direct tie between fund performance and salary increases.  Moreover, many other factors are considered in the review process.  Employees of COUNTRY receive the same bonus of a percentage of eligible earnings tied to the return on revenue for COUNTRY.

Securities Owned in the Funds by Portfolio Managers
As of June 30, 2007, the portfolio managers owned the following equity securities in the Funds:

Name of Portfolio Manager	Growth Fund	Bond Fund
Derek Vogler	$10,001 - $50,000	None
John Enlund	$100,000 - 500,000	None
John Jacobs	$10,001 - $50,000	$50,001 - $100,000
Greg Winn	$1 - $10,000	None
Mark Burns	$10,001 - $50,000	$1 - $10,000
Mike Ruesy	$1 - $10,000	None
Chad Hancock	$1 - $10,000	None
Darren Meyer	None	None

Fund Officers Affiliated with Advisor
The following persons who are officers of the Funds also hold positions with the advisor:  Robert J. McDade, Peter J. Borowski, Robert W. Rush, Jr. and Barbara L. Mosson.

The Distributor
The primary and exclusive distributor of the Funds’ shares, pursuant to Underwriting Agreements with each Fund, is Quasar Distributors, LLC (“Quasar”), located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.  Quasar serves as principal underwriter and national distributor for the shares of the Funds pursuant to a Distribution Agreement with the Funds dated September 1, 2000 (the “Distribution Agreement”).  Quasar is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the NASD.  The offering of the Funds’ shares is continuous.  The Distribution Agreement provides that Quasar, as agent in connection with the distribution of fund shares, will use its best efforts to distribute the Funds’ shares.

Rule 12b-1 Plan
The shareholders of the Growth Fund and Bond Fund have adopted a Plan of Distribution pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act.  All payments made pursuant to this Plan shall be made for the purpose of promoting the sale of shares or other such distribution-related expenses, including any distribution or service fees paid to securities dealers, investment advisors, financial planners, and others, who have executed a distribution agreement with the distributor.

The Plan is considered a reimbursement plan because the Funds reimburse Quasar for actual distribution and shareholder servicing expenses incurred by Quasar not exceeding, on an annual basis, 0.25% of each Fund’s average daily net assets.  Because the Funds reimburse Quasar only for actual expenditures, Quasar realizes no profit from the Plan.  The Plan may be terminated at any time and the Funds shall have no liability for expenses that were not reimbursed as of the date of termination.  The Funds do not participate in any joint distribution activities and fees paid under the Plan may not be used to finance the distribution of the shares of another fund.  Any unreimbursed expenses incurred under the Plan will not be carried over to future years.

For the fiscal year ended June 30, 2007, the Funds made the following payments pursuant to the Plan.

	Advertising/ Marketing	Printing/ Postage	Compensation to distributor	Compensation to dealers	Compensation to sales personnel	Reimbursement to distributor
Growth Fund	$ 0	$6,029	$27,133	$189,055	$ 0	$ 0
Bond Fund	$ 0	$3,386	$12,828	$18,914	$ 0	$ 0

Expenses
Each Fund pays all expenses not assumed by the advisor or COUNTRY Trust Bank, including, but  not limited to: trustees’ fees, audit fees, legal fees, interest expenses, brokerage commissions, registration and notification of shares for sale with the SEC and with various state securities commissions, taxes, cost of insurance, fees of the funds’ administrator, transfer agent or other service providers, costs of obtaining quotations of portfolio securities, pricing of fund shares and payments under its respective distribution plans.

Other Service Providers

Transfer Agent
U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin 53202 provides transfer agency services for an annual fee, based on the number of shareholder accounts and subject to minimum fees.  Management believes that the fees for these services are comparable to those charged by others who perform such services.

Accounting Services
The Funds have entered into Accounting Services Agreements with U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin 53202.  U.S. Bancorp Fund Services, LLC provides accounting services for an annual fee, which management believes is comparable to those charged by others who perform such services.

Administrative Services
The Funds have entered into Administration Agreements with U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin 53202.  U.S. Bancorp Fund Services, LLC provides administration services for an annual fee, which management believes is comparable to those charged by others who perform such services.

For the fiscal year ended June 30, 2005 through 2007, the Funds paid the following amounts for administrative services:

	Administrative Services Fee Paid
Fund Name	Year End 6/30/05	Year End 6/30/06	Year End 6/30/07
Growth Fund	$202,904	$216,672	$155,755
Bond Fund	$ 49,150	$ 53,689	$ 78,450

The Custodian
COUNTRY Trust Bank, 1705 Towanda Avenue, P.O. Box 2020, Bloomington, Illinois, 61701, serves as custodian for the Funds.  COUNTRY Trust Bank is an affiliated person of the Funds.  As custodian, COUNTRY Trust Bank is responsible for, among other things, safeguarding and controlling each Fund’s cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on each Fund’s investments.  None of the trustees, officers or other employees of the Funds ever have personal possession of any Fund’s investments.  These services do not include any managerial or policy making functions of the Funds.  The Funds have agreed to pay the custodian such compensation as may be agreed upon from time to time, but currently the custodian has agreed to waive the receipt of any fees for custodial services.

Independent Registered Public Accounting Firm
The accounting firm of Ernst & Young LLP , 233 South Wacker Drive, Chicago, Illinois, 60606, served as independent registered public accounting firm for the Funds for the fiscal years ended June 30, 2003 through June 30, 2007.

Brokerage

The Growth Fund:  This Fund always seeks to effect its transactions in buying and selling portfolio securities, acting through a broker as agent or with a dealer as principal so that it can obtain reasonable execution at the most favorable prices.  Accordingly, the Fund, through the investment advisor, COUNTRY Fund Management, negotiates commission rates in accordance with the reliability and quality of a broker’s or dealer’s services, the financial condition of the firm and the value and expected contribution of the broker-dealer to the performance of the Fund on a continuing basis.  Thus, what the Fund determines to be the most favorable commission price may be higher than the lowest available price. In evaluating the overall reasonableness of brokerage commissions paid, the Fund through its investment advisor maintains an awareness of general practices with regard to commission levels and rates charged by reputable brokerage firms.  The Fund may, subject to the primary brokerage allocation criterion that the Fund obtain reasonable execution at the most favorable prices, place orders for the purchase or sale of portfolio securities with brokers or dealers who have provided research, statistical, or other financial information to the Fund or its investment advisor.  Brokerage house research generally provides economic and financial market analysis as well as industry studies and investment analysis of individual companies or entities.

The primary brokerage allocation criterion of the Fund is that it obtains reasonable execution at the most favorable prices.  If two or more brokers or dealers meet this criterion, the Fund may place orders for the purchase or sale of portfolio securities with brokers or dealers who have provided research, statistical or other financial information to the Fund or its investment advisor.  Research information obtained from brokers and dealers by COUNTRY  Fund Management while servicing the Fund may also be used by COUNTRY Trust Bank in servicing all of its accounts and, conversely, research information obtained from brokers by COUNTRY Trust Bank and dealers while servicing other accounts may be used by COUNTRY Fund Management in servicing the Funds.  Further, not all research information obtained from brokers and dealers while serving the Funds may be used by the Funds.

Over-the-counter transactions are usually placed with a principal market maker unless a better net security price is obtainable elsewhere.

There may be occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for other Funds served by COUNTRY Fund Management (including one or more of these Funds) and/or other discretionary accounts served by COUNTRY Trust Bank.  Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are effected only when a Fund, acting on the advice of COUNTRY Fund Management, believes that to do so is in the interest of such Fund.  When such concurrent authorizations occur between COUNTRY Fund Management and COUNTRY Trust Bank, the executions will be allocated in an equitable manner.

Brokerage commissions for the Funds for the past three fiscal years ended June 30, 2005 through 2007 were as follows:

	Growth Fund
Year	Brokerage' Commissions	Portion Paid for Research Services
2005	$ 80,320	$16,576
2006	$ 95,190	$12,076
2007	$221,369	$19,550

The Growth Fund experienced increased brokerage commissions from fiscal 2006 compared to fiscal 2007 due to increased trading volumes as a result of rebalancing the Fund's investments due to market conditions.

The table below indicates the portion of the Fund’s aggregate brokerage for fiscal year ended June 30, 2007 (from the table above) that was directed to brokers who, in addition to providing trade execution, also supplied the Fund with research services.

Fiscal Year Ended 6/30/2007
Dollar Value of Securities Traded	Related Soft Dollar Brokerage Commissions
$16,867,639	$29,325

Growth and Bond Fund:  The  Funds seek to effect their transactions in buying and selling portfolio debt securities, acting through a broker as agent or with a dealer as principal, so that it can obtain reasonable execution at the most favorable prices.  Accordingly,  a Fund, through COUNTRY Fund Management, a department of COUNTRY Trust Bank, its investment advisor, negotiates commission rates in accordance with the reliability and quality of a broker’s or dealer’s services, the financial condition of the firm and the value and expected contribution of the broker-dealer to the performance of the Fund on a continuing basis.  Thus, what a Fund determines to be the most favorable commission price may be higher than the lowest available price.  In evaluating the overall reasonableness of brokerage commissions paid, the Fund maintains through its investment advisor an awareness of general practices with regard to commission levels and rates charged by reputable brokerage firms.

The primary brokerage allocation criterion is that the Fund obtain reasonable execution at the most favorable prices.  If two or more brokers or dealers meet this criterion, the Fund may place orders for the purchase or sale of portfolio securities with brokers or dealers who have provided research, statistical or other financial information to the investment advisor of the Fund.  Brokerage house research generally provides economic and financial market analysis as well as industry studies and investment analysis of individual companies or entities.

It is the opinion of the investment advisor, that the furnishing of research, statistical, and other financial information to the Fund, or the Fund’s investment advisor, by brokers and dealers, will not materially reduce the cost to the investment advisor of fulfilling the terms of its advisory contract with the Fund because the investment advisor must review and analyze such information along with all other information available to it.  Research information obtained from brokers and dealers while servicing a Fund may also be used by COUNTRY Trust Bank in servicing all of its accounts and, conversely, research information obtained from brokers and dealers while servicing other accounts may be used by COUNTRY Fund Management in servicing each Fund.  Further, not all research information obtained from brokers and dealers while serving the Funds may be used by a Fund.

During the fiscal years ended 2005, 2006 and 2007 all transactions for the Bond Fund were placed with a principal market dealer.  No commissions are paid on transactions with the principal market dealer as the asked price on such transactions usually includes an allowance for such compensation.

There may be occasions when portfolio transactions for the Funds are executed as part of concurrent authorizations to purchase or sell the same security for other funds served by COUNTRY Fund Management or for COUNTRY Trust Bank while serving other accounts.  Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are effected only when a Fund, acting on the advice of COUNTRY Fund Management, believes that to do so is in the interest of such Fund.  When such concurrent authorizations occur between COUNTRY Fund Management and COUNTRY Trust Bank, the executions will be allocated in an equitable manner.

Both Funds:

A wide variety of useful investment research and analysis, economic, financial and statistical data, and other information, are available from many brokers.  The advisor gives recognition to the value of such information in placing a Fund’s portfolio transactions, and may cause the Fund to pay to a broker commissions that are higher than those obtainable from other brokers.

COUNTRY Fund Management through Trust Bank has an arrangement with Lipper Analytical Securities Corporation whereby COUNTRY Fund Management and COUNTRY Trust Bank receive specific research products known as Lipper-Mutual Performance Analysis (Weekly & Quarterly) in exchange for placing an agreed upon amount of trades on behalf of the COUNTRY Funds.  COUNTRY Fund Management through COUNTRY Trust Bank also has an arrangement whereby COUNTRY Fund Management and COUNTRY Trust Bank receive specific research software products known as StockVal in exchange for placing an agreed upon amount of trades on behalf of privately managed accounts and the COUNTRY Funds.  If COUNTRY Fund Management and COUNTRY Trust Bank do not place all of the agreed upon amount of trades, any remaining amounts will be paid directly from COUNTRY Fund Management or COUNTRY Trust Bank.  If COUNTRY Fund Management and COUNTRY Trust Bank places more than the agreed upon amount of trades, any remaining amounts will be carried forward to future years.  COUNTRY Fund Management and COUNTRY Trust Bank may enter into additional agreements in order to receive research and brokerage services, consistent with applicable regulatory requirements.

Capital Stock

Each of the Funds issues Class “Y” and Class “A” shares.

There are no conversion or preemptive rights in connection with any shares of the Funds, nor are there cumulative voting rights with respect to the shares of any of the Funds.  Each issued and outstanding share of each Fund is entitled to participate equally in dividends and distributions declared by such Fund and in net assets of such Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

Each share (including fractional shares) is entitled to one vote for each dollar of net asset value represented by that share on all matters to which the holder of that share is entitled to vote.  Only shares representing interests in a particular Fund will be entitled to vote on matters affecting only that Fund.  The shares do not have cumulative voting rights.  Accordingly, owners having shares representing more than 50% of the assets of the Trust voting for the election of trustees could elect all of the trustees of the Trust if they choose to do so, and in such event, shareowners having voting interests in the remaining shares would not be able to elect any trustees.

Matters requiring separate shareholder voting by Fund shall have been effectively acted upon with respect to any Fund if a majority of the outstanding voting interests of that Fund vote for approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting interests of any other Fund; or (2) the matter has not been approved by a majority of the outstanding voting interests of the Trust.

All issued and outstanding shares of each Fund will be fully paid and non-assessable and will be redeemable at the net asset value per share.  The interests of shareholders in the Funds will not be evidenced by a certificate or certificates representing shares of a Fund.

Each of the Funds is authorized to issue an unlimited number of shares with no par value.

The Board of Trustees has authority, without the necessity of a shareholder vote, to create any number of new series or classes.  The trustees currently have authorized two classes of shares to be issued for each Fund.

Purchases, Redemptions, and Pricing of Shares

Net Asset Value
Shares of each Fund are purchased at net asset value, plus, in the case of Class A shares, a sales charge as described in the Prospectus.  The net asset value per share of each Fund is calculated by adding the value of securities and other assets of that Fund, subtracting liabilities and dividing by the number of its outstanding shares.  Each Fund’s share price will be determined at the close of regular trading hours of the New York Stock Exchange, normally 3:00 p.m. Central Time.

Purchasing Shares
Shares of the Funds are sold in a continuous offering and may be purchased on any business day through authorized broker dealers or directly from the Funds.  Except for the Funds themselves, only broker dealers that have an effective sales agreement with the Funds are authorized to sell shares of the Funds.

Valuation of Both Funds
For both of the Funds, securities listed or admitted to trading privileges on any national securities exchange will be valued at the last sales price on that day before the time for valuation, or, if there is no sale before that time that day, the last bid price on such exchange before that time that day.  Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ National Market System or NASDAQ/Small Cap Market will be valued at the mean between the last preceding bid and asked price. Valuations may also be obtained from pricing services when such prices are believed to reflect the fair market value.  Securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Short-term notes are valued at cost. Corporate bonds, municipal bonds, receivables and portfolio securities not currently quoted as indicated above, and other assets will be valued at fair value as determined in good faith by the Board of Trustees.

The net asset value per share is computed by dividing the value of the securities held by each Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of interests in the Fund outstanding at such time, as shown below:

Net Assets	=	Net Asset Value per share
Shares Outstanding

An example of how the Funds calculated the net asset value per share as of  June 30, 2007 is as follows:

Growth Fund

Class A			Class Y
$20,549,993	=	$26.40	$204,770,870	$26.38
778,367			7,762,697

Bond Fund

Class A			Class Y
$6,566,940	=	$9.99	$131,593,356	$9.91
657,262			13,278,374

Valuation of NASDAQ Equity Securities
Each portfolio security that is listed on the NASDAQ/National Market or the NASDAQ/Small Cap Market is valued using its NASDAQ Official Closing Price (“NOCP”), whenever an NOCP is reported for that security.  If no NOCP is reported for that security, but a consolidated closing price (“CCP”) then the security will be valued pursuant to its CCP.  Any such security for which the closing price is not available will be valued at the mean between the closing bid and closing ask price for that security.

Redemptions in Kind
The Funds reserve the right to pay redemptions in kind with portfolio securities in lieu of cash. In accordance with its election pursuant to Rule 18f-1 under the 1940 Act, the Funds may limit the amount of redemption proceeds paid in cash.  The Funds may, under unusual circumstances, limit redemptions in cash with respect to each shareholder during any ninety-day period to the lesser of (i) $250,000 or (ii) 1% of the net asset value of the Funds at the beginning of such period.  A shareholder may incur brokerage costs if the securities received were subsequently sold.

Redemptions
Payment to shareholders for shares surrendered for redemption is made in cash as soon as practicable after surrender, within seven days, except that a Fund: (a) may elect to suspend the redemption of shares or postpone the date of payment of redemption proceeds: (1) during any period that the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted; (2) during any period in which an emergency exists as a result of which disposal of portfolio securities is not reasonably practicable to fairly determine the Fund’s net asset values; or (3) during such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

Exchange of Shares
An exchange is effected by redemption of shares of one Fund and the issuance of shares of the other Fund selected, and only after delivery of the current Prospectus.  With respect to an exchange between the Growth Fund and Bond Fund, a capital gain or loss for Federal income tax purposes will be realized upon the exchange, depending upon the cost or other basis of the shares redeemed. The exchange privilege is not designed for use in connection with short-term trading or market timing strategies.  The exchange privilege may be terminated or suspended or its terms changed at any time, subject to 60 days’ prior notice.

Telephone Instructions
Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Funds will use such procedures that are considered reasonable.  Shareholders assume the risk to the full extent of their accounts that telephone requests may be unauthorized.  To the extent that a Fund fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized.  All telephone conversations with U.S. Bancorp Fund Services, LLC will be recorded.

Automatic Investing
A shareholder may authorize automatic investing through automatic withdrawals from his/her bank accounts on a regular basis.

Systematic Withdrawal Plan
Shareholders who purchase or already own $5,000 or more of either Fund’s shares, valued at the current public offering price, and who wish to receive periodic payments from their account(s) may establish a Systematic Withdrawal Plan by completing an application.  If you participate in this plan, you will receive monthly, quarterly or annual checks or electronic payments directly to your predetermined bank account in the amount designated.  The amount of payment may be changed at any time.  If the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  Therefore, dividends and capital gain distributions on a Fund’s shares in the plan should be reinvested in additional shares at net asset value.  Payments are made from the proceeds derived from the redemption of Fund shares owned by the planholder.  Each redemption of shares may result in a gain or loss which is reportable by the investor on their income tax return.

Redemptions required for payments may reduce or use up the planholder’s investment, depending upon the size and frequency of withdrawal payments and market fluctuations.  Accordingly, plan payments cannot be considered as yield or income on the investment.

U.S. Bancorp Fund Services, LLC, as agent for the shareholder, may charge for services rendered beyond those normally assumed by the Funds.  No such charge is currently assessed, but such a charge may be instituted by U.S. Bancorp Fund Services, LLC upon notice in writing to shareholders.  This Plan may be terminated at any time without penalty upon written notice by the shareholder, by the Funds, or by U.S. Bancorp Fund Services, LLC.

Integrated Voice Response (IVR) System
Shareholders in the Funds can obtain toll-free access to account information, as well as certain transactions, by calling  1-800-245-2100.  IVR provides share price, price change, account balances and history (i.e., last transaction, latest dividend distribution, redemptions by check during the last three months); and allows sales or exchanges of shares.

Anti-Money Laundering Program

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Taxation of the Funds

Each Fund has elected to be treated, and intends to qualify each year, as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund’s gross income, the amount of fund distributions (as a percentage of both the Fund’s overall income) and the composition of the Fund’s portfolio assets.  Because each Fund intends to distribute all of its net investment income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code, it is not expected that the Funds will be required to pay any federal income or excise taxes.  If a Fund failed to qualify, it would be required to pay such taxes.

The Funds, by investing in foreign securities or currencies, may be subject to foreign taxes which could reduce the investment performance of the Funds.

To qualify for treatment as a regulated investment company, the Funds must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, net income from certain publicly traded partnerships or other income derived with respect to its business of investing.  For purposes of this test, gross income is determined without regard to losses from the sale or other dispositions of stock or securities.

In addition, the Secretary of the Treasury has regulatory authority to exclude from qualifying income described above foreign currency gains which are not “directly related” to a regulated investment company’s “principal business of investing” in stock, securities or related options or futures.  The Secretary of the Treasury has not to date exercised this authority.

Generally, in order to avoid a 4% nondeductible excise tax, the Funds must generally distribute to their shareholders during the calendar year the following amounts:

•	98% of the Funds’ ordinary income for the calendar year;
•
98% of the Funds’ capital gain net income (all capital gains, both long-term and short-term, minus all such capital losses), all computed as if the Funds were on a taxable year ending October 31 of the year in question and beginning November 1 of the previous year; and

•	any undistributed ordinary income or capital gain net income for the prior year.

A portion of dividends paid by the Growth Fund may qualify for the dividends received deduction in the case of corporate shareholders or as qualified dividends in the case of individual shareholders if certain holding period requirements are satisfied with respect to the shares in the Fund.  The lower tax rates on long-term capital gains is currently scheduled to expire after 2010 and it is possible that legislation could be enacted that would increase such rates at an earlier time.

Underwriter Compensation

Shares of the Funds are continuously offered to the public through Quasar, the distributor, pursuant to the Distribution Agreement with Quasar.  The fees payable by the Funds under the agreement shall not exceed what is available for payment under the 12b-1 plan.  Any fees or expenses incurred by Quasar but not payable by the Funds under the 12b-1 plan of distribution shall be paid by the advisor.

Financial Statements

Reports to Shareholders
Shareholders will receive unaudited semi-annual reports describing the Funds’ investment operations and annual financial statements audited by their independent registered public accounting firm.

Financial Statements
The audited financial statements and notes thereto for each Fund contained in the Annual Report to Shareholders dated June 30, 2007, are incorporated by reference into this Statement of Additional Information.  The financial statements have been audited by Ernst & Young LLP.  Their report appears in the Annual Report and is also incorporated by reference herein. No other parts of the Annual Report are incorporated by reference herein.  Such financial statements and notes thereto have been incorporated herein in reliance on the report of Ernst & Young LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Appendix “A” -- Descriptions of Securities Ratings

COMMERCIAL PAPER RATINGS
MOODY’S INVESTORS SERVICE, INC. (“MOODY’S”): “PRIME-1” and “PRIME-2” are Moody’s two highest commercial paper rating categories.  Moody’s evaluates the salient features that affect a commercial paper issuer’s financial and competitive position.  The appraisal includes, but is not limited to the review of such factors as:

1.	Quality of management.
2.	Industry strengths and risks.
3.	Vulnerability to business cycles.
4.	Competitive position.
5.	Liquidity measurements.
6.	Debt structures.
7.	Operating trends and access to capital markets.

Differing degrees of weight are applied to the above factors as deemed appropriate for individual situations.

Standard & Poor’s, a Division of McGraw-Hill Companies, Inc. (“S&P”):
   “A-1” and “A-2” are S&P’s two highest commercial paper rating categories and issuers rated in these categories have the following characteristics:

1.	Liquidity ratios are adequate to meet cash requirements.
2.	Long-term senior debt is rated “A” or better.
3.	The issuer has access to at least two additional channels of borrowing.
4.	Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances.
5.	Typically, the issuer is in a strong position in a well-established industry or industries.
6.	The reliability and quality of management is unquestioned.

Relative strength or weakness of the above characteristics determine whether an issuer’s paper is rated “A-or “A-2”. Additionally, within the “A-1” designation, those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) rating category.

Bond Ratings
S&P: An S&P bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation.  This assessment may take into consideration obligors such as guarantors, insurers or lessees.

The bond ratings are not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any ratings and may, on occasion, rely on unaudited financial information.  The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligation;

III.
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.

The four highest bond ratings of S&P and their meanings are:

“AAA”   Bonds rated “AAA” have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

“AA”    Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

“A”     Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

“BBB”   Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

Plus (+) or Minus (-): The ratings from “AA” to “BB” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings The letter “P” indicates that the rating is provisional.  A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicate that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project.  This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.  The investor should exercise his own judgment with respect to such likelihood and risk.

Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (“AAA”, “AA”, “A”, and “BBB,” commonly known as “investment-grade” ratings) are generally regarded as eligible for bank investment.

Moody’s.: The four highest ratings of Moody’s and their meanings are:

“AAA”   Bonds which are rated “Aaa” are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edge.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“AA”    Bonds which are rated “Aa” are judged to be of high quality by all standards.  Together with the “Aaa” group they comprise what are generally known as high-grade bonds.  They are rated lower then the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

“A”     Bonds which are rated “A” possess many favorable investment attributes and are to be considered as upper medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

“BAA”   Bonds which are rated “Baa” are considered as medium-grade obligations; i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

COUNTRY MUTUAL FUNDS TRUST

PART C - OTHER INFORMATION

Item 23.	Exhibits:

(a)
Declaration of Trust.  A Declaration of Trust, dated August 9, 2001 was previously filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A filed electronically on August 21, 2001 and incorporated herein by reference.

(b)
By-Laws.  Bylaws, dated August 9, 2001 as amended October 31, 2005 as filed with Post-Effective Amendment No. 18 to Registrant’s Registration Statement filed electronically on April 28, 2006 is incorporated by reference.

(c)	Not applicable

(d)	Investment Advisory Contracts.

(1)
The Trust’s Investment Advisory Agreement with respect to the Growth and Bond Funds, effective October 31, 2001, as filed with Filed with Post-Effective Amendment No. 1 to Registration Statement No. 333-68270 on November 1, 2001, is incorporated herein by reference.  The First Amendment to the Investment Advisory Agreement, effective July 1, 2006, as filed with the Registration Statement on July 13, 2006 (File Nos. 333-135753 and 333-135750) is incorporated herein by reference.  The Second Amendment to the Investment Advisory Agreement, effective July 30, 2007, is filed herewith.

(2)
The Trust's Investment Advisory Agreement with respect to the VP Growth and VP Bond Funds, dated July 21, 2003, as filed with Post-Effective Amendment No. 6 to Registration Statement No. 333-68270 on September 10, 2003, is incorporated herein by reference.  The First Amendment to the Investment Advisory Agreement, dated July 1, 2006, as filed with the Registration Statement on July 13, 2006 (File Nos. 333-135753 and 333-135750) is incorporated herein by reference.  The Second Amendment to the Investment Advisory Agreement, effective July 30, 2007, is filed herewith.

(e)	Underwriting Contracts.

(1)
The Trust’s Underwriting Agreement with respect to the Growth and Bond Funds, effective October 31, 2001 as filed with Post-Effective Amendment No. 1 to Registrant’s Registration Statement filed electronically on November 1, 2001 is incorporated herein by reference.  The First Amendment to the Underwriting Agreement, effective July 28, 2006 and the Second Amendment to the Underwriting Agreement, effective August 1, 2007, are filed herewith.

(2)
The Trust's Underwriting Agreement with respect to the VP Growth,  and VP Bond Funds, dated July 21, 2003 as filed with Post-Effective Amendment No. 6 to Registrant’s Registration Statement filed electronically on September 10, 2003 is incorporated herein by reference.  The First Amendment to the Underwriting Agreement, effective August 1, 2007, is filed herewith.

(f)	None.

(g)
Custodian Agreement. The Trust’s Custodian Agreement, effective November 1, 2001, as filed with Post-Effective Amendment No. 1 to Registrant’s Registration Statement filed electronically on November 1, 2001 is incorporated by reference.

(h)	Other Material Contracts.

(i)
Transfer Agent Servicing Agreement: The Trust’s Transfer Agent Servicing Agreement, effective April 28, 2003 and as amended July 21, 2003 as filed with Post-Effective Amendment No. 6 to Registrant’s Registration Statement filed electronically on September 10, 2003 is incorporated by reference.  The Amendment to the Transfer Agent Servicing Agreement dated May 1, 2006 as filed with Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed electronically on October 27, 2006 is incorporated by reference.

(ii)
Administration Servicing Agreement:  The Trust’s Administration Servicing Agreement, effective April 28, 2003 and as amended July 21, 2003 as filed with Post-Effective Amendment No. 6 to Registrant’s Registration Statement filed electronically on September 10, 2003 is incorporated by reference.  The Second Amendment to the Fund Administration Servicing Agreement dated May 1, 2006, and the Third Amendment to the Fund Administration Servicing Agreement dated July 28, 2006, both as filed with Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed electronically on October 27, 2006, are incorporated by reference.   The Fourth Amendment to the Fund Administration Servicing Agreement, dated April 24, 2007, is filed herewith.

(iii)
Accounting Servicing Agreement: The Trust’s Accounting Servicing Agreement executed May 1, 2006 and as amended July 28, 2006 as filed with Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed electronically on October 27, 2006 is incorporated by reference.

(i)	Legal Opinion.

(1)
Legal Opinion with respect to the Growth, Balanced, Tax-Exempt, Short-Term Bond and Bond Funds, dated November 1, 2001, as filed with Post-Effective Amendment No. 1 to Registrant’s Registration Statement filed electronically on November 1, 2001 is incorporated by reference.

(2)
Legal Opinion with respect to the VP Growth, VP Balanced, VP Short-Term Bond and VP Bond Funds dated April 2, 2004 as filed with Post-Effective Amendment No. 9 to the Registrant’s Registration Statement filed electronically on April 6, 2004 is incorporated by reference.

(j)	Other Opinions - Auditor’s consent.

(1)	Auditor’s consent with respect to the Growth and Bond Funds, dated October 25, 2007, is filed herewith.

(2)
Auditor’s consent with respect to the VP Growth and VP Bond Fund, dated April 26, 2007 as filed electronically with Post-Effective Amendment No. 20 to the Registration Statement, is incorporated by reference.

(k)	Omitted Financial Statements. None

(l)	Initial Capital Agreements. None

(m)	Rule 12b-1 Plan:

The Trust’s Rule 12b-1 Plan effective November 1, 2001 as filed with Post-Effective Amendment No. 1 to Registrant’s Registration Statement filed electronically on November 1, 2001 is incorporated by reference.

(n)
Rule 18f-3 Plan.  The Trust’s Rule 18f-3 Plan with respect to the Growth and Bond Funds, effective November 1, 2001, as filed with Post-Effective Amendment No. 1 to Registrant’s Registration Statement filed electronically on November 1, 2001 is incorporated by reference.

(o)	Reserved.

(p)	Codes of Ethics.

(i)	Code of Ethics for COUNTRY Mutual Funds Trust’s Code of Ethics, as amended and restated effective October 29, 2007, is filed herewith.

(ii)
Code of Ethics for COUNTRY Trust Bank dated May 1, 2000, and as amended February 23, 2005 as filed with Post-Effective Amendment No. 13 to the Registrant’s Registration Statement filed electronically on April 26, 2005 is incorporated by reference.

(iii)
Code of Ethics for COUNTRY Capital Management Company effective and as amended January 1, 2005 as filed with Post-Effective Amendment No. 13 to the Registrant’s Registration Statement filed electronically on April 26, 2005 is incorporated by reference.

Item 24.	Persons Controlled by or under Common Control with Registrant.

IAA Control Chart as of June 30, 2007.

*ILLINOIS AGRICULTURAL ASSOCIATION

Illinois Agricultural Association and Affiliated Companies as of June 30, 2007

1.	COUNTRY Mutual Insurance Company
2.	COUNTRY Casualty Insurance Company
3.	COUNTRY Preferred Insurance Company
4.	Middlesex Mutual Assurance Company
5.	Cotton States Mutual Insurance Company
6.	Shield Insurance Company
7.	Holyoke Mutual Insurance Company in Salem
8.	Holyoke Square, Inc.
9.	Modern Service Insurance Company
10.	CC Services, Inc.
11.	Midfield Corporation
12.	Alliance Agency, LLC
13.	Hollis D. Segur, Inc.
14.	MSI Preferred Insurance Company

15.	Holyoke of Salem Insurance Agency, Inc.
16.	Illinois Agricultural Holding Co.
17.	COUNTRY Life Insurance Company
18.	COUNTRY Investors Life Assurance Company
19.	COUNTRY Capital Management Company
20.	COUNTRY Trust Bank
21.	COUNTRY Mutual Funds Trust
22.	Cotton States Life Insurance Company
23.	CSI Brokerage Services, Inc.
24.	Cotton States Marketing Resources, Inc.
25.	Mutual Service Life Insurance Company
26.	AgriVisor Services, Inc.
27.	Illinois Agricultural Service Company
28.	IAA Credit Union
29.	Illinois Agricultural Auditing Association
30.	IAA Foundation
31.	Agricultural Support Association
32.	Prairie Farms Dairy, Inc.
33.	Muller-Pinehurst Dairy, Inc.
34.	East Side Jersey Dairy, Inc.
35.	Ice Cream Specialties, Inc.
36.	Hawmell, LLC
37.	P.F.D. Supply Corporation
38.	Mo-Kan Express, Inc.
39.	GMS Transportation Co.
40.	Madison Farms Butter, L.L.C.
41.	Hiland Dairy Foods Company, LLC
42.	Turner Holdings, LLC
43.	Southern Belle Dairy Co., Inc.
44.	Roberts Dairy Company, LLC
45.	AgriVisor LLC
46.	AgVantage FS, Inc.
47.	New Century FS, Inc.
48.	New Horizon FS, Inc.
49.	3105194 Nova Scotia Company
50.	Norfolk FS
51.	Norfolk FS Partners, Inc.
52.	AgView Grain, LLC
53.	CSE GROWMARK, LLC
54.	***GROWMARK, Inc.
55.	FS Risk Management Services, Inc.
56.	FS Preferred Insurance Company
57.	MID-CO COMMODITIES, Inc.
58.	FS Financial Services Corporation
59.	Total Grain Marketing, LLC
60.	FS Services Ontario Ltd.
61.	GROWMARK FS, LLC
62.	Project Explorer Mark II Corporation
63.	Malta Industries, LLC
64.	Four Seasons FS, Inc.
65.	GROW-AG, Inc.

66.	Seedway, LLC
67.	TRI-FS Feeds, Inc.
68.	Newtech Engineering & Environmental, LLC
69.	Allied Seed, LLC
70.	Star Energy, LLC
71.	FS Partners, Inc.
72.	3098584 Nova Scotia Company
73.	FS Partners
74.	1105433 Ontar
75.	UPI, Inc.

1.	Organized in Illinois as a mutual insurance company. Proxy control in Illinois Agricultural Association.
2.	Organized in Illinois as a stock insurance company. 99.9% of voting securities owned by COUNTRY Mutual Insurance Company.
3.	Organized in Illinois as a stock insurance company. 100% of voting securities owned by COUNTRY Mutual Insurance Company.
4.	Organized in Connecticut as a mutual insurance company. Board and management control by COUNTRY Mutual Insurance Company.
5.	Organized in Georgia as a mutual insurance company. Board and management control by COUNTRY Mutual Insurance Company.
6.	Organized in Georgia as a stock insurance company. 100% of voting securities owned by Cotton States Mutual Insurance Company.
7.	Organized in Massachusetts as a mutual insurance company. Board and management control and 75.4% of guaranty capital owned by COUNTRY Mutual Insurance Company.
8.	Organized in Massachusetts as a stock business corporation. 100% of voting securities owned by Holyoke Mutual Insurance Company in Salem.
9.	Organized in Illinois as a stock insurance company. 100% of voting securities owned by COUNTRY Mutual Insurance Company.
10.	Organized in Illinois as a business corporation. 17.3% of voting securities owned by COUNTRY Mutual Insurance Company and 82.7% of voting securities owned by COUNTRY Life Insurance Company.
11.	Organized in Connecticut as a stock business corporation. 100% of voting securities owned by Middlesex Mutual Assurance Company.
12.	Organized in Connecticut as a limited liability company. 77.5% of voting securities owned by Middlesex Mutual Assurance Company.
13.	Organized in Connecticut as a business corporation. 22.5% of voting securities owned by Middlesex Mutual Assurance Company.
14.	Organized in Illinois as a stock insurance company. 100% of voting securities owned by Middlesex Mutual Assurance Company.
15.	Organized in Massachusetts as a stock business company. 100% of voting securities owned by Holyoke Square, Inc.
16.	Organized in Illinois as a business corporation. 96.7% of voting securities owned by Illinois Agricultural Association.
17.	Organized in Illinois as a stock insurance company. 99.9% of voting securities owned by Illinois Agricultural Holding Co.
18.	Organized in Illinois as a stock insurance company. 100% of voting securities owned by COUNTRY Life Insurance Company.
19.	Organized in Illinois as a business corporation. 100% of voting securities owned by COUNTRY Life Insurance Company.
20.	Organized as a Federal thrift. 100% of voting securities owned by COUNTRY Life Insurance Company.
21.
Organized in Delaware as a business trust.  56.69% of voting securities (measured by dollar value) owned of record by COUNTRY Trust Bank and 18.14% of voting securities owned of record by COUNTRY Mutual Insurance Company.  Investment advisory agreement with COUNTRY Mutual Funds Trust, a Department of Trust Bank.

22.	Organized in Georgia as a stock insurance company. 75% of voting securities owned by COUNTRY Life Insurance Company and 25% of voting securities owned by COUNTRY Mutual Insurance Company.
23.	Organized in Georgia as a business corporation. 100% of voting securities owned by Cotton States Life Insurance Company.
24.	Organized in Florida as a business corporation. 100% of voting securities owned by Cotton States Life Insurance Company.
25.	Organized in Minnesota as a stock insurance company. 100% of voting securities owned by COUNTRY Life Insurance Company.
26.	Organized in Illinois as a business corporation. 100% of voting securities owned by Illinois Agricultural Holding Co.
27.	Organized in Illinois as a business corporation. 100% of voting securities owned by Illinois Agricultural Holding Co.
28.	Organized as an Illinois credit union. No corporate control. Board control in Illinois Agricultural Association and certain affiliated companies.
29.	Organized in Illinois as an agricultural cooperative. 48.3% of voting securities owned by Illinois Agricultural Association.
30.	Organized in Illinois under the General Not For Profit Corporation Act. Membership control in Illinois Agricultural Association.
31.	Organized in Illinois under the General Not For Profit Corporation Act. Membership control in Illinois Agricultural Association.
32.	Organized in Illinois as an agricultural cooperative. 39.2% of voting securities owned by Illinois Agricultural Association.
33.	Organized in Illinois as a business corporation. 50% of voting securities owned by Prairie Farms Dairy, Inc.
34.	Organized in Indiana as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.
35.	Organized in Missouri as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.
36.	Organized in Illinois as a limited liability company. 50% of voting securities owned by Prairie Farms Dairy, Inc. and 50% of voting securities owned by Ice Cream Specialties, Inc.
37.	Organized in Illinois as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.
38.	Organized in Kansas as a business corporation. 50% of voting securities owned by Prairie Farms Dairy, Inc.
39.	Organized in Illinois as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.
40.	Organized in Illinois as a limited liability company. 50% of voting securities owned by Prairie Farms Dairy, Inc.
41.	Organized in Illinois as a limited liability company. 50% of voting securities owned by Prairie Farms Dairy, Inc.
42.	Organized in Tennessee as a limited liability company. 60% of voting securities owned by Prairie Farms Dairy, Inc. and 40% of voting securities owned by Hiland Dairy Foods Company, LLC.
43.	Organized in Illinois as a limited liability company. 60% of voting securities owned by Prairie Farms Dairy, Inc. and 40% of voting securities owned by Hiland Dairy Foods Company, LLC.
44.	Organized in Illinois as a limited liability company. 50% of voting securities owned by Prairie Farms Dairy, Inc.
45.	Organized in Delaware as a limited liability company. 100% of voting securities owned by GROWMARK, Inc.
46.	Organized in Iowa under the Business Corporation Act. 91.15% of voting securities owned by GROWMARK, Inc.

47.	Organized in Iowa under the Business Corporation Act. 80% of voting securities owned by GROWMARK, Inc.
48.	Organized in Iowa under the Business Corporation Act. 91% of voting securities owned by GROWMARK, Inc.
49.	Organized in Canada under the Business Corporation Act. 100% of voting securities owned by GROWMARK, Inc.
50.	Organized in Canada under the Business Corporation Act. 60% of voting securities owned by GROWMARK, Inc.
51.	Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc.
52.	Organized in Illinois as a limited liability company. 100% of voting securities owned by GROWMARK, Inc.
53.	Organized in Florida as a limited liability company. 50% of voting securities owned by GROWMARK, Inc.
54.	Organized in Delaware under the General Corporation Act. 28.2% of voting securities owned by Illinois Agricultural Association.
55.	Organized in Delaware under the General Corporation Act. 92.2% of voting securities owned by GROWMARK, Inc.
56.	Organized in Vermont as a business corporation. 100% of voting securities owned by FS Risk Management Services, Inc.
57.	Organized in Delaware under the General Corporation Act. 57.1% of voting securities owned by GROWMARK, Inc.
58.	Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc.
59.	Organized in Delaware as a limited liability company. 54% of voting securities owned by GROWMARK, Inc.
60.	Organized in Ontario under the Business Corporations Act. 100% of voting securities owned by GROWMARK, Inc.
61.	Organized in Delaware as a limited liability company. 100% of voting securities owned by GROWMARK, Inc.
62.	Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc.
63.	Organized in Delaware as a limited liability company. 43.75% of voting securities owned by Project Explorer Mark II Corporation.
64.	Organized in Delaware under the General Corporation Act. 50% of voting securities owned by GROWMARK, Inc.
65.	Organized in Illinois as a business corporation. 100% of voting securities owned by GROWMARK, Inc.
66.	Organized in Delaware as a limited liability company. 100% of voting securities owned by GROWMARK, Inc.
67.	Organized in Iowa under the Business Corporation Act. 100% of voting securities owned by GROWMARK, Inc.
68.	Organized in Illinois as a limited liability company. 100% of voting securities owned by GROWMARK, Inc.
69.	Organized in Idaho as a limited liability company. 25% of voting securities owned by GROWMARK, Inc.
70.	Organized in Iowa as a limited liability company. 50% of voting securities owned by GROWMARK, Inc.
71.	Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc.
72.	Organized in Nova Scotia as a limited liability company. 100% of voting securities owned by FS Partners, Inc.
73.	Organized in Canada as a general partnership. 60% of voting securities owned by 3098584 Nova Scotia Company.

74.	Organized in Ontario under the Business Corporations Act. 100% of voting securities owned by GROWMARK, Inc.
75.	Organized in Ontario under the Business Corporations Act. 50% of voting securities owned by 1105433 Ontario Inc.

*Organized in Illinois as a not-for-profit corporation. No voting securities. No person controls it.

***GROWMARK, Inc. owns stock in approximately 38 of its Illinois and Iowa member companies.

Item 25.                  Indemnification:

Article VII of the Registrant’s Declaration of Trust provides the following:

Section 2.           Limitation of Liability.

A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, any Trustee, or any officer, Manager, Sub-Manager, agent, employee, or Principal Underwriter of the Trust.  A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder, provided however, that a Trustee shall not be liable for errors of judgment or mistakes of fact or law.

All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series of the Trust for payment under such credit, contract, or claim; and neither the Trustees nor the Shareholders, nor any of the Trust’s officers, employees, or agents, whether past, present, or future, shall be personally liable therefore.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his, her or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon.  At the Trustees’ discretion, any note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officer or officers may give notice that the Certificate of Trust is on file in the office of the Secretary of State of the State of Delaware and that a limitation on liability of Series exists and such note, bond, contract, instrument, certificate or undertaking may, if the Trustees so determine, recite that the same was executed or made on behalf of the Trust by a Trustee or Trustees in such capacity and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only on the assets and property of the Trust or a Series thereof, and may contain such further recital as such Person or Persons may deem appropriate.  The omission of any such notice or recital shall in no way operate to bind any Trustee, officer, or Shareholder individually.

Section 3.           Indemnification.

(a)           Subject to the exceptions and limitations contained in Section 3(b) of this Article:

(i)
every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law  against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Trustee or officer and against amounts paid or incurred by him or her in the settlement thereof;

(ii)
the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, investigative or other, including appeals), threatened, pending or completed, while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in  settlement, fines, penalties and all other liabilities whatsoever.

(b)           No indemnification shall be provided hereunder to a Covered Person:

(i)
who shall have been adjudicated by a court or body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

(ii)
in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are  parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion  of independent legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry).

(c)
The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.  Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d)
Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Section 3(a) of this Article shall be paid by the Trust or Series prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust, unless it is ultimately determined that he or she is entitled to indemnification under this Section 3; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, or (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 3.

Article VI of the Registrant’s Bylaws provides the following:

Section 2.           Indemnification.

Subject to the exceptions and limitations contained in Section 3 of this Article VI, every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.

Section 3.           Limitations, Settlements.

No indemnification shall be provided hereunder to an agent:

(a)
who shall have been adjudicated, by the court or other body before which the proceeding was brought, to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, "disabling conduct"); or

(b)
with respect to any proceeding disposed of by settlement without an adjudication by the court or other body before which the proceeding was brought that such agent was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such agent did not engage in disabling conduct:

(i)           by the court or other body before which the proceeding was brought;

(ii)
by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(iii)
by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry); provided, however, that indemnification shall be provided hereunder to an agent with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the agent was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such agent has been charged.

Item 26.                 Business and Other Connections of Investment Advisor.

COUNTRY Fund Management and COUNTRY Trust Bank also provide investment  services to the COUNTRY® Insurance & Financial Services group.  COUNTRY Trust Bank exercises fiduciary powers as permitted by its charter.

Other substantial business, professional, vocational or employment activities of each director and officer of COUNTRY Trust Bank during the past two fiscal years are:

Directors:
Name and Position	Substantial Business Activities During Past Two Fiscal Years
Philip T. Nelson, Director, President and Chairman of the Board
12/18/03-Present – President:
5/1/00-Present – Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL  61702-2020

12/10/03-Present – President:
COUNTRY Mutual Funds Trust
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL  61702-2020

*6/21/06-Present – President and Director:
Modern Service Insurance Company

1/19/05-Present - President:
1/1/05-Present - Director:
Mutual Service Life Insurance Company

*3/19/04-Present - President
8/24/00-Present - Director:
Agricultural Support Association

*12/18/03-Present – President:
12/20/99-Present - Director:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

12/18 /03-Present – Chairman:
12/20/99-Present – Director:
COUNTRY Capital Management Company

12/22/99-Present – Board of Trustees: IAA Foundation *12/18/03-Present – Chairman: 12/20/99-Present – Director: AgriVisor Services, Inc.

Name and Position	Substantial Business Activities During Past Two Fiscal Years

*12/12/03-Present – President:
12/16/99-Present - Director:
Illinois Agricultural Service Company

*12/10/03-Present – President:
12/8/99-Present – Director:
Illinois Agricultural Association

1/14/04-Present – Director, Midwest Region:
American Farm Bureau Federation
American Farm Bureau, Inc.
American Farm Bureau Insurance Services, Inc.
American Agricultural Communications Systems, Inc.
American Agricultural Insurance Agency, Inc.
American Agricultural Insurance Company
American Agricultural Marketing Association

1978-Present – Self-Employed Farm Owner-Operator

*All Addresses:     1701 Towanda Avenue
                               Bloomington, IL  61701

Richard Louis Guebert, Jr. Director and Vice President
12/18/03-Present – Vice President and Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL  61702-2020

1/29/04-Present – Vice President:
COUNTRY Mutual Funds Trust
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL  61702-2020

Name and Position	Substantial Business Activities During Past Two Fiscal Years

*6/21/06-Present – Vice President and Director:
Modern Service Insurance Company

1/19/05-Present - Vice President:
1/1/05-Present - Director:
Mutual Service Life Insurance Company

*3/19/04-Present – Vice President:
12/19/03-Present – Director:
Agricultural Support Association

*12/18/03-Present – Director:
AgriVisor Services, Inc.

*12/18/03-Present – Vice President and Director:
CC Services, Inc.
COUNTRY Capital Management Company
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/10/03-Present – Vice President and Director:
Illinois Agricultural Association

*1/23/04-Present – Vice President:
12/18/03-Present – Director:
Illinois Agricultural Service Company

*12/18/03-Present – Vice Chairman, Board of Trustees:
IAA Foundation

12/93-Present – Self - Employed Farm Owner-Operator

*All Addresses:     1701 Towanda Avenue
                              Bloomington, IL  61701

Darryl Robert Brinkmann Director	12/20/06-Present - Director: COUNTRY Trust Bank 1705 Towanda Avenue P.O. Box 2020 Bloomington, IL 61702-2020

Name and Position	Substantial Business Activities During Past Two Fiscal Years

*6/21/06-Present – Director:
Modern Service Insurance Company

1/19/05-Present - Director:
Mutual Service Life Insurance Company

*12/22/04-Present - Director:
Agricultural Support Association

*12/20/04-Present - Director:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/08/04-Present – Director:
Illinois Agricultural Association

1981-Present – Self - Employed Farm Owner-Operator

*All Addresses:     1701 Towanda Avenue
                              Bloomington, IL  61701

Charles Michael Cawley Director
12/20/06-Present - Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL  61702-2020

*6/21/06-Present – Director:
Modern Service Insurance Company

1/19/05-Present - Director:
Mutual Service Life Insurance Company

Name and Position	Substantial Business Activities During Past Two Fiscal Years

*12/22/04-Present - Director:
Agricultural Support Association

*12/20/04-Present - Director:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/08/04-Present – Director:
Illinois Agricultural Association

1981-Present – Self - Employed Farm Owner-Operator

*All Addresses:     1701 Towanda Avenue
                               Bloomington, IL  61701

Michael John Kenyon Director
12/20/04-Present - Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL  61702-2020

*6/21/06-Present – Director:
Modern Service Insurance Company

1/1/05-Present - Director:
Mutual Service Life Insurance Company

Name and Position

*12/17/01-Present - Director:
Agricultural Support Association
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/5/01-Present – Director:
Illinois Agricultural Association

Present – Self - Employed Farm Owner-Operator

*All Addresses:     1701 Towanda Avenue
                               Bloomington, IL  61701

Name and Position	Substantial Business Activities During Past Two Fiscal Years
Terry Allen Pope Director
12/19/05-Present – Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL  61702-2020

*12/22/06 –Present – Director:
AgriVisor Services, Inc.

*12/20/06 –Present – Director:
COUNTRY Capital Management Company

*6/21/06-Present – Director:
Modern Service Insurance Company

1/1/05-Present - Director:
Mutual Service Life Insurance Company

*3/19/04-Present – Director:
Agricultural Support Association

*12/18/03-Present – Director:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/10/03-Present – Director:
Illinois Agricultural Association

1973-Present – Self-Employed Farm Owner-Operator

*All Addresses:     1701 Towanda Avenue
                              Bloomington, IL  61701

Name and Position	Substantial Business Activities During Past Two Fiscal Years
J.C. Pool Director
12/19/05-Present – Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL  61702-2020

*6/21/06-Present – Director:
Modern Service Insurance Company

1/1/05-Present - Director:
Mutual Service Life Insurance Company

*3/19/04-Present – Director:
Agricultural Support Association

*12/18/03-Present – Director:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/10/03-Present – Director:
Illinois Agricultural Association

1973-Present – Self-Employed Farm Owner-Operator

*All Addresses:     1701 Towanda Avenue
                              Bloomington, IL  61701

Name and Position	Substantial Business Activities During Past Two Fiscal Years
James Donald Schielein Director
12/20/04-Present – Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL  61702-2020

*6/21/06 –Present – Director:
Modern Service Insurance Company

1/1/05-Present - Director:
Mutual Service Life Insurance Company

*12/18/00-Present – Director:
Agricultural Support Association
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/5/00-Present - Director:
Illinois Agricultural Association

1990-Present – Self-Employed Farm Owner-Operator

*All Addresses:     1701 Towanda Avenue
                              Bloomington, IL  61701

Name and Position	Substantial Business Activities During Past Two Fiscal Years
Gerald Dean Thompson Director
12/18/00-Present - Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL  61701-2020

*12/22/06 –Present – Director:
AgriVisor Services, Inc.

*6/21/06 –Present – Director:
Modern Service Insurance Company

1/1/05-Present - Director:
Mutual Service Life Insurance Company

*8/24/00-Present - Director:
Agricultural Support Association

*12/20/99-Present – Director:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/8/99-Present – Director:
Illinois Agricultural Association

3/84-Present – Self - Employed Farm Owner-Operator

*All Addresses:     1701 Towanda Avenue
                              Bloomington, IL  61701

Name and Position	Substantial Business Activities During Past Two Fiscal Years
Richard David Ochs Director
12/20/04--Present – Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL  61702-2020

*6/21/06 –Present – Director:
Modern Service Insurance Company

1/1/05-Present - Director:
Mutual Service Life Insurance Company

*12/17/01-Present – Director:
Agricultural Support Association
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/5/01-Present – Director:
Illinois Agricultural Association

1976-Present – Self - Employed Farm Owner-Operator

*All Addresses:     1701 Towanda Avenue
                               Bloomington, IL  61701

Name and Position	Substantial Business Activities During Past Two Fiscal Years
Dale William Wachtel Director
12/18/00-Present - Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL  61702-2020

*6/21/06 –Present – Director:
Modern Service Insurance Company

1/1/05-Present - Director:
Mutual Service Life Insurance Company

*8/24/00-Present - Director:
Agricultural Support Association

*12/21/98-Present - Director:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/9/98-Present – Director:
Illinois Agricultural Association

3/92-Present – Self - Employed Farm Owner-Operator

*All Addresses:     1701 Towanda Avenue
                              Bloomington, IL  61701

Andrew Thomas Nappi Director	5/1/00-Present – Director: COUNTRY Trust Bank 1705 Towanda Avenue P.O. Box 2020 Bloomington, IL 61702-2020

Name and Position	Substantial Business Activities During Past Two Fiscal Years
Henry Joseph Kallal Director
12/17/01-Present – Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL  61702-2020

*12/22/06-Present - Director:
COUNTRY Capital Management Company

*6/21/06 –Present – Director:
Modern Service Insurance Company

1/1/05-Present - Director:
Mutual Service Life Insurance Company

12/16/05-Present - Director:
AgriVisor Services, Inc.

*8/24/00-Present – Director:
Agricultural Support Association

*12/20/99-Present – Director:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/8/99-Present – Director:
Illinois Agricultural Association

1976-Present – Self-Employed Farm Owner-Operator (Secretary-Treasurer)

*All Addresses:     1701 Towanda Avenue
                              Bloomington, IL  61701

Name and Position	Substantial Business Activities During Past Two Fiscal Years
Randal Kent Schleich Director
12/18/03-Present – Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL  61702-2020

*6/21/06 –Present – Director:
Modern Service Insurance Company

1/1/05-Present - Director:
Mutual Service Life Insurance Company

*12/18/00-Present – Director:
Agricultural Support Association
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/5/00-Present - Director:
Illinois Agricultural Association

1977-Present – Self-Employed Farm Owner-Operator

*All Addresses:     1701 Towanda Avenue
                              Bloomington, IL  61701

Name and Position	Substantial Business Activities During Past Two Fiscal Years
William Harris Olthoff Director
12/18/03-Present – Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL  61702-2020

*6/21/06 –Present – Director:
Modern Service Insurance Company

1/1/05-Present - Director:
Mutual Service Life Insurance Company

*12/18/00-Present – Director:
Agricultural Support Association
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/5/00-Present – Director:
Illinois Agricultural Association

1967-Present – Self-Employed Farm Owner-Operator

*12/18/03-12/22/06 – Director:
AgriVisor Services, Inc.

*All Addresses:     1701 Towanda Avenue
                              Bloomington, IL  61701

Officers:
Name and Position	Substantial Business Activities During Last Two Fiscal Years
John D. Blackburn, Chief Executive Officer	See information on “Trustees and Officers of the Funds”, Part B.
Barbara A. Baurer, Executive Vice President
4/18/07-Present – Executive Vice President and Chief Operating Officer:
4/20/05-4/18/07 - Executive Vice President:
3/19/03-4/20/05 – Vice President:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL  61702-2020

*2/4/05-Present - Vice Chairman:
*1/1/05-Pressent - President:
*1/1/05-Present - Director:
CSI Brokerage Services, Inc.
Cotton States Life Insurance Company
Cotton States Marketing Resources, Inc.
Cotton States Mutual Insurance Company
Cotton States Service Company
Shield Insurance Company

*2/4/05-10/1/06 - Vice Chairman:
*1/1/05-10/1/06 - President:
*1/1/05-10/10/06 - Director:
Cotton States Investment Company

*2/10/04-4/19/06 – Vice Chairman:
*2/12/03-4/19/06 – President:
*11/15/01-4/19/06 – Director:
Cornwall & Stevens Co., Inc. (Tennessee)

*6/21/06-Present – Executive Vice President & Chief
Operating Officer:
*2/10/04-6/21/06 – Vice Chairman:
*2/12/03-6/21/06 – President:
*11/15/01-6/21/06 – Director:
Modern Service Insurance Company

*2/10/04-Present – Vice Chairman:
*2/12/03-Present – President:
*6/27/00-Present – Director:
MSI Preferred Insurance Company

*2/10/04-1/16/07 – Vice Chairman:
*2/12/03-1/16/07 – President:
*11/13/01-1/16/07 – Director:
Mutual Service Casualty Insurance Company

*1/19/05-Present - Executive Vice President & Chief
Operating Officer:
Mutual Service Life Insurance Company

*5/6/04-Present – Vice Chairman:
*1/1/03-Present – President:
*1/1/00-Present – Director:
Holyoke Mutual Insurance Company in Salem

*5/7/04-Present – Chairman:
*4/26/02-Present – President:
*5/26/98-Present - Director:
Middlesex Mutual Assurance Company

*2/26/02-12/6/06 – Executive Vice President:
*11/27/01-12/6/06 – Director:
Total Client Service Insurance Agency, Inc.

*1/25/00-Present – Director:
Holyoke Square, Inc.

*9/1/99-Present – Executive Vice President and Chief
Operating Officer:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company

*5/26/98-Present - Director:
Midfield Corporation

*The above listed companies are all affiliated
and reside at the following address:

1701 Towanda Avenue, Bloomington, IL  61702

Robert W. Rush, Jr., Senior Vice President and Trust Officer	See information on “Trustees and Officers of the Funds”, Part B.
David A. Magers, Executive Vice President and Chief Financial Officer
4/18/07-Present - Executive Vice President & Chief
Financial Officer:
12/1/03-4/18/07 – Senior Vice President & Chief
Financial Officer:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL  61702-2020

1/1/05-Present - Director:
2/4/05-6/30/06 - Senior Vice President & Chief
Financial Officer:
Cotton States Service Company

1/1/05-Present - Chief Financial Officer:
1/1/05-Present - Director:
2/4/05-10/1/06 - Senior Vice President:
Cotton States Investment Company

1/1/05-Present - Chief Financial Officer:
1/1/05-Present - Director:
2/4/05-Present - Senior Vice President:
CSI Brokerage Services, Inc.
Cotton States Life Insurance Company
Cotton States Marketing Resources, Inc.
Cotton States Mutual Insurance Company
Shield Insurance Company

2/10/04-4/19/06 – Chief Financial Officer:
12/1/03-4/19/06 – Executive Vice President and
Director:
Cornwall & Stevens Co., Inc. (Tennessee)

2/10/04-12/6/06 – Chief Financial Officer:
12/1/03-12/6/06 – Director:
Total Client Service Insurance Agency, Inc.

5/3/07-Present – Executive Vice President  & Chief
Financial Officer::
12/1/03-Present – Director:
2/10/04-5/3/07 – Chief Financial Officer:
12/1/03-5/22/06 – Executive Vice President:
MSI Preferred Insurance Company

2/10/04-1/16/07 – Chief Financial Officer:
12/1/03-1/16/07 – Executive Vice President and
Director:
Mutual Service Casualty Insurance Company

4/18/07-Present – Executive Vice President  & Chief
Financial Officer:
1/19/05-4/18/07 - Senior Vice President & Chief
Financial Officer:
Mutual Service Life Insurance Company

*4/18/07-Present – Executive Vice President  & Chief
Financial Officer:
*6/21/06-4/18/07 – Senior Vice President & Chief
Financial Officer:
Modern Service Insurance Company

12/1/03-Present – Vice Chairman & Director:
Midfield Corporation

5/3/07-Present – Executive Vice President  & Chief
Financial Officer:
12/1/03-Present – Director:
5/7/04-5/3/07 – Senior Vice President & Chief Financial
Officer:
Middlesex Mutual Assurance Company

5/3/07-Present – Executive Vice President  & Chief
Financial Officer:
5/6/04-5/3/07 – Senior Vice President & Chief Financial
Officer:
12/1/03-Present – Director:
Holyoke Mutual Insurance Company in Salem

5/3/07-Present – Executive Vice President  & Chief
Financial Officer:
12/1/03-Present – Director:
Holyoke Square, Inc.
Holyoke of Salem Insurance Agency, Inc.

4/18/07-Present – Executive Vice President & Chief
Financial Officer::
*12/1/03-4/18/07 – Senior Vice President & Chief
Financial Officer:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company

4/18/07-Present – Executive Vice President:
12/1/03-5/17/06 – Senior Vice President & Chief
Financial Officer:
COUNTRY Capital Management Company
1705 Towanda Avenue
Bloomington, IL  61701

*The above listed companies are all affiliated
and reside at the following address:

1701 Towanda Avenue, Bloomington, IL  61701

Doyle J. Williams, Executive Vice President and Chief Marketing Officer
4/18/07 – Executive Vice President and Chief Marketing
Officer:
4/20/05-4/18/07 - Senior Vice President and Chief
Marketing Officer:
8/1/01-4/20/05 – Senior Vice President-Marketing:
COUNTRY Trust Bank
1705 Towanda Avenue
Bloomington, IL  61702-2020

2/4/05-Present - Senior Vice President and Chief
Marketing Officer:
1/1/05-Present - Director:
Cotton States Mutual Insurance Company

2/4/05-Present - Senior Vice President & Chief
Marketing Officer and Director:
CSI Brokerage Services, Inc.
Cotton States Life Insurance Company
Cotton States Marketing Resources, Inc.
Shield Insurance Company

2/4/05-10/1/06 - Senior Vice President & Chief
Marketing Officer and Director:
Cotton States Investment Company

2/4/05-6/30/06 - Senior Vice President & Chief
Marketing Officer and Director:
Cotton States Service Company

4/18/07 – Executive Vice President and Chief Marketing
Officer:
6/21/06-4/18/07 – Senior Vice President and Chief
Marketing Officer:
2/10/04-6/21/06 – Executive Vice President:
Modern Service Insurance Company

2/12/03-12/6/06 – Executive Vice President:
Total Client Service Insurance Agency, Inc.

2/26/02-Present – Executive Vice President:
MSI Preferred Insurance Company

2/26/02-1/16/07 – Executive Vice President:
Mutual Service Casualty Insurance Company

4/18/07 – Executive Vice President and Chief Marketing
Officer:
1/19/05-4/18/07 - Senior Vice President and Chief
Marketing Officer:
Mutual Service Life Insurance Company

10/18/06-Present – Chief Executive Officer & Chief Marketing
Officer:
3/24/05-10/18/06 – Senior Vice President and Chief
Marketing Officer:
COUNTRY Capital Management Company

8/3/01-Present – Director:
Middlesex Mutual Assurance Company
Midfield Corporation

4/18/07 – Executive Vice President and Chief
Marketing Officer:
4/21/04-4/18/07 – Senior Vice President and Chief
Marketing Officer:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company

8/1/01-Present – Director:
Holyoke Mutual Insurance Company in Salem

5/3/07-Present – Executive Vice President:
8/1/07-Present – Director:
Holyoke Square, Inc.

*The above listed companies are all affiliated
and reside at the following address:

1701 Towanda Avenue, Bloomington, IL  61701

Deanna L. Frautschi, Executive Vice President- Human Resources & Communications
4/18/07-Present -  Executive Vice President, Human
Resources & Communications:
4/19/06-4/18/07 – Senior Vice President,
Communications, Development & Human Resources:
4/20/05-4/19/06 - Senior Vice President,
Communications & Human Resources:
5/1/00-4/20/05 - Vice President, Communications &
Human Resources:
COUNTRY Trust Bank
1705 Towanda Avenue
Bloomington, IL  61702-2020

5/3/07-Present – Director:
Holyoke Mutual Insurance Company in Salem

5/3/07-Present – Director:
Middlesex Mutual Assurance Company

1/1/05-2/4/05 - Director:
Cotton States Mutual Insurance Company

4/18/07-Present -  Executive Vice President, Human
Resources & Communications:
12/19/02-4/18/07 – Senior Vice President,
Communications & Human Resources:
COUNTRY Capital Management Company
1705 Towanda Avenue
Bloomington, IL  61701

4/18/07-Present -  Executive Vice President, Human
Resources & Communications:
*4/19/06-4/18/07 – Senior Vice President,
Communications, Development & Human Resources:
*4/17/02-4/19/06 – Senior Vice President, Communications &
Human Resources:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company

2/26/02-4/19/06 – Executive Vice President:
Cornwall & Stevens Co., Inc. (Tennessee)

5/3/07-Present – Director:
5/22/06-2/01/07 – Senior Vice President:
2/26/02-5/22/06 - Executive Vice President:
MSI Preferred Insurance Company

5/22/06-1/16/07 – Senior Vice President:
2/26/02-5/22/06 - Executive Vice President:
Mutual Service Casualty Insurance Company

4/18/07-Present – Executive Vice President, Human Resources &
Communications:
4/19/06-4/18/07 – Senior Vice President,
Communications, Development & Human Resources:
1/19/05-4/19/06 - Senior Vice President,
Communications & Human Resources:
Mutual Service Life Insurance Company

*6/21/06-Present – Senior Vice President, Communications,
Development & Human Resources:
*2/26/02-6/21/06 – Executive Vice President, Communications
and Human Resources:
Modern Service Insurance Company

*The above listed companies are all affiliated and reside at the following address:1701 Towanda Avenue
Bloomington, IL  61701

Alan T. Reiss, Senior Vice President Service Operations
4/20/05-Present - Senior Vice President, Service Operations:
7/17/02-4/20/05 - Vice President-Information Systems:
COUNTRY Trust Bank
1705 Towanda Avenue
Bloomington, IL  61702-2020

5/5/05-Present – Senior Vice President, Service Operations:
Holyoke Mutual Insurance Company in Salem

2/4/05-10/1/06 - Senior Vice President:
Cotton States Investment Company

2/4/05-6/30/06 - Senior Vice President:
Cotton States Service Company

2/4/05-Present - Senior Vice President:
CSI Brokerage Services, Inc.
Cotton States Investment Company
Cotton States Life Insurance Company
Cotton States Marketing Resources, Inc.
Cotton States Mutual Insurance Company
Cotton States Service Company
Shield Insurance Company

5/7/04-Present – Senior Vice President, Service Operations:
Middlesex Mutual Assurance Company

*4/21/04-Present – Senior Vice President, Service Operations
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company

2/8/05-Present – Senior Vice President, Service
Operations:
2/26/02-2/8/05 – Vice President-Information Systems:
MSI Preferred Insurance Company

2/8/05-Present – Senior Vice President, Service
Operations:
2/26/02-2/8/05 – Vice President-Information Systems:
Modern Service Insurance Company

2/8/05-1/16/07 – Senior Vice President, Service
Operations:
2/26/02-2/8/05 – Vice President-Information Systems:
Mutual Service Casualty Insurance Company

*1/19/05-Present - Senior Vice President, Service
Operations:
Mutual Service Life Insurance Company

*The above listed companies are all affiliated and reside at the following address:1701 Towanda Avenue
Bloomington, IL  61701

Paul M. Harmon, General Counsel, Secretary and Chief Legal Officer	See information on “Trustees and Officers of the Funds”, Part B.
Kurt F. Bock, Treasurer	See information on “Trustees and Officers of the Funds”, Part B.
Robert J. McDade, Vice President-Trust Services and Trust Officer	See information on “Trustees and Officers of the Funds”, Part B.
Bruce D. Finks, Vice President-Investments	See information on “Trustees and Officers of the Funds”, Part B.
Barbara L. Mosson Chief Compliance Officer	See information on “Trustees and Officers of the Funds”, Part B.
Peter J. Borowski, Vice President and Controller	See information on “Trustees and Officers of the Funds”, Part B.
Derek C. Vogler, Vice President-Investments	5/05-Present - Vice President-Investments: 10/95-5/05 – Investment Analyst, Portfolio Manager: COUNTRY Trust Bank 1705 Towanda Avenue Bloomington, IL 61702-2020

Item 27.  Principal Underwriter.

(a)(1)                      Quasar Distributors, LLC, the Registrant’s principal underwriter for the Growth and Bond Funds, acts as principal underwriter for the following investment companies:

Advisors Series Trust	Kensington Funds
AIP Alternative Strategies Funds	Keystone Mutual Funds
AIP Variable Insurance Trust	Kiewit Investment Fund, LLLP
Allied Asset Advisors Funds	Kirr Marbach Partners Funds Inc
Alpine Equity Trust	LKCM Funds
Alpine Income Trust	M.D. Sass Tax Advantaged Bond Strategy Trust
Alpine Series Trust	Masters Select Fund Trust
Brandes Investment Trust	Matrix Advisors Value Fund, Inc.
Brandywine Blue Fund, Inc.	Monetta Fund, Inc.
Brazos Mutual Funds	Monetta Trust
Bridges Investment Fund, Inc.	MP63 Fund Inc.
Buffalo Balanced Fund Inc.	Nicholas Equity Income Fund Inc.
Buffalo Funds	Nicholas Family of Funds Inc.
Buffalo High Yield Fund Inc.	Nicholas Fund, Inc.
Buffalo Large Cap Fund Inc.	Nicholas High Income Fund, Inc.
Buffalo Small Cap Fund Inc.	Nicholas II, Inc.
Buffalo USA Global Fund Inc.	Nicholas Ltd Edition, Inc.
Country Mutual Funds Trust	Nicholas Money Market Fund, Inc.
Cullen Funds Trust	Permanent Portfolio Family of Funds Inc.
Everest Funds	Perritt Funds Inc.
Fairholme Funds Inc.	Perritt Microcap Opportunities Fund Inc.
FFTW Funds, Inc.	PRIMECAP Odyssey Funds
First American Funds Inc.	Professionally Managed Portfolios
First American Investment Funds Inc.	Prospector Funds, Inc.
First American Strategy Funds Inc.	Prudent Bear Funds, Inc.
Fort Pitt Capital Funds	Purisima Funds
Glenmede Fund Inc.	Quaker Investment Trust
Glenmede Portfolios	Rainier Investment Management Mutual Funds
Greenspring Fund Inc.	Rockland Funds Trust
Guinness Atkinson Funds	Summit Mutual Funds Inc.
Harding Loevner Funds Inc.	Thompson Plumb Funds Inc.
Hennessy Funds Trust	TIFF Investment Program Inc.
Hennessy Funds, Inc.	Trust for Professional Managers
Hennessy Mutual Funds, Inc.	Underlying Funds Trust
Hotchkis & Wiley Funds	USA Mutuals
Intrepid Capital Management Funds Trust	Wexford Trust
Jacob Internet Fund Inc.	Wisconsin Capital Funds, Inc.
Jensen Portfolio	WY Funds
Julius Baer Investment Funds

(a)(2)                      COUNTRY Capital Management Company, the Registrant’s principal underwriter for the VP Growth and VP Bond Funds, acts as principal underwriter for the following:

COUNTRY Investors Variable Annuity Account	COUNTRY Investors Variable Life Account

(b)(1)                      To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Andrew Strnad	Secretary	None
Joe Redwine	Board Member	None
Bob Kern	Board Member	None
Eric W. Falkeis	Board Member	None
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(b)(2)                      To the best of Registrant’s knowledge, the directors and executive officers of COUNTRY Capital Management are as follows:

Name and Principal Business Address*	Position and Offices with the Underwriter
Terry A. Pope	Director
Henry J. Kallal	Director
Philip T. Nelson	Chairman of the Board & Director
Richard Guebert Jr.	Vice President & Director
Paul M. Harmon	General Counsel, Secretary, and Chief Legal Officer
Kurt F. Bock	Vice President, Finance & Treasurer
David A. Magers	Executive Vice President
Doyle J. Williams	Chief Executive Officer & Chief Marketing Officer
Deanna L. Frautschi	Executive Vice President-Communications & Human Resources
Virginia M. Smith	Assistant Secretary
John R. Novack	Assistant Secretary
Thomas B. Harris	Assistant Secretary
Kathy Smith Whitman	Assistant Secretary
Jeffrey S. Koerner	Assistant Secretary
Peter J. Borowski	Vice President, Corporate Controller & Chief Financial Officer
Steven E. McCoin	Assistant Controller
Miles Kilcoin	NASD Executive Representative and Chief Compliance Officer
*The principal business address of all of the persons listed above is 1705 Towanda Avenue, Bloomington, Illinois, 61701.

(c)(1)

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commission	(3) Compensation on Redemption and Repurchases	(4) Brokerage Commissions	(5) Other Compensation
Quasar Distributors, LLC	0	0	0	$39,961

(c)(2)               Not applicable.

Item 28.                      Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s fund accountant, administrator and transfer agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s custodian	COUNTRY Trust Bank 1705 Towanda Avenue Bloomington, IL 61701
Registrant’s investment advisor	COUNTRY Trust Bank 1705 Towanda Avenue Bloomington, IL 61701

The Certificate of Trust and Declaration of Trust of Registrant are maintained in safekeeping by Kurt F. Bock, Treasurer, 1701Towanda Avenue, Bloomington, Illinois 61701.

The Bylaws of Registrant and minute books of stockholders, directors and directors' committee meetings are maintained by Paul M. Harmon, Secretary, 1701 Towanda Avenue, Bloomington, Illinois 61701.

Item 29.                      Management Services.  Not Applicable.

Item 30.                      Undertakings.

(a)
If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant’s latest annual report to shareholders upon request and without charge.

(b)
The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the 1940 Act were applicable to the Registrant, except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value of shares held by such requesting shareholders.

SIGNATURES

Pursuant to the requirements of Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 21 to the Registration Statement under the Securities Act of 1933 and Post-Effective Amendment No. 22 to the Registration Statement under the Investment Company Act of 1940 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Bloomington and the State of Illinois on this 29th day of October, 2007.

COUNTRY MUTUAL FUNDS TRUST

By: /s/  Philip T. Nelson
Name:   Philip T. Nelson
Title:     President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacity and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Philip T. Nelson	President (Principal Executive Officer & Trustee)	October 29, 2007
Philip T. Nelson

/s/ Kurt F. Bock	Treasurer (Principal Financial & Accounting Officer)	October 29, 2007
Kurt F. Bock

/s/ Nancy J. Erickson*	Trustee	October 29, 2007
Nancy J. Erickson

/s/ Charlot R. Cole*	Trustee	October 29, 2007
Charlot R. Cole

/s/ William G. Beeler*	Trustee	October 29, 2007
William G. Beeler

/s/ Roger D. Grace*	Trustee	October 29, 2007
Roger D. Grace

/s/ William H. Olthoff*	Trustee	October 29, 2007
William H. Olthoff

/s/ Carson H. Varner, Jr.*	Trustee	October 29, 2007
Carson H. Varner, Jr.

/s/ Robert W. Weldon*	Trustee	October 29, 2007
Robert W. Weldon

*By /s/ Paul M. Harmon
Paul M. Harmon
Attorney-in-fact pursuant to Powers of Attorney as filed with Post-Effective Amendment No. 17 to the Registrant’s Registration Statement filed electronically on October 31, 2005 and Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed electronically on April 30, 2007.

EXHIBITS INDEX

EXHIBITS	EXHIBIT NO.
Second Amendment to Investment Advisory Agreement for Retail Funds, dated July 30, 2007	EX. 99.d.1
Second Amendment to Investment Advisory Agreement for VP Funds, dated July 30, 2007	EX.99.d.2
First Amendment to the Underwriting Agreement for Retail Funds, effective July 28, 2006	EX. 99.e.1.1
Second Amendment to Underwriting Agreement for Retail Funds, effective August 1, 2007	EX. 99.e.1.2
First Amendment to Underwriting Agreement for VP Funds, effective August 1, 2007	EX. 99.e.2
Fourth Amendment to the Fund Administration Servicing Agreement, dated April 24, 2007	EX 99.h.2
Consent of Independent Registered Public Accounting Firm	EX.99.j.1
Code of Ethics	EX. 99.p.1